UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:        585-325-6880

Date of fiscal year end:    October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:  SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.9%

Consumer Discretionary - 16.4%
Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co.*	93,600	$1,118,520

Hotels, Restaurants & Leisure - 0.9%
Jack in the Box, Inc.	8,180	758,777

Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	1,610	1,590,327
The Priceline Group, Inc.*	1,165	2,363,202

		3,953,529

Media - 2.3%
Twenty-First Century Fox, Inc. - Class A	66,525	1,935,878

Specialty Retail - 4.9%
AutoZone, Inc.*	2,670	1,441,319
Dick’s Sporting Goods, Inc.	20,780	775,925
O’Reilly Automotive, Inc.*	9,075	1,854,022

		4,071,266

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. - Class B	31,570	1,864,208

Total Consumer Discretionary		13,702,178

Consumer Staples - 5.0%
Beverages - 1.8%
The Coca-Cola Co.	32,995	1,512,491

Food & Staples Retailing - 1.3%
Sprouts Farmers Market, Inc.*	45,385	1,092,417

Food Products - 1.9%
Campbell Soup Co.	29,840	1,576,447

Total Consumer Staples		4,181,355

Financials - 5.5%
Capital Markets - 5.5%
BlackRock, Inc.	4,120	1,757,304
The Charles Schwab Corp.	35,765	1,534,318
E*TRADE Financial Corp.*	31,590	1,295,190

Total Financials		4,586,812

Health Care - 21.1%
Biotechnology - 8.8%
Biogen, Inc.*	6,495	1,880,887
BioMarin Pharmaceutical, Inc.*	19,055	1,671,696
Regeneron Pharmaceuticals, Inc.*	2,430	1,194,637
Seattle Genetics, Inc.*	23,960	1,209,980

1

Investment Portfolio - July 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	9,300	$1,411,926

		7,369,126

Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	885	830,360

Health Care Providers & Services - 3.7%
DaVita, Inc.*	21,290	1,379,166
Express Scripts Holding Co.*	27,020	1,692,533

		3,071,699

Health Care Technology - 0.8%
Cerner Corp.*	10,850	698,414

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	7,065	1,240,119

Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	30,745	1,749,390
Johnson & Johnson	19,855	2,635,156

		4,384,546

Total Health Care		17,594,264

Industrials - 8.5%
Aerospace & Defense - 1.6%
Arconic, Inc.	53,975	1,338,041

Air Freight & Logistics - 2.8%
FedEx Corp.	11,245	2,339,297

Building Products - 1.1%
Masco Corp.	24,310	926,940

Professional Services - 3.0%
Nielsen Holdings plc	58,620	2,521,246

Total Industrials		7,125,524

Information Technology - 25.3%
Internet Software & Services - 5.8%
Alphabet, Inc. - Class A*	1,045	988,048
Alphabet, Inc. - Class C*	1,065	990,982
Facebook, Inc. - Class A*	16,755	2,835,784

		4,814,814

IT Services - 5.5%
MasterCard, Inc. - Class A	13,890	1,775,142
Visa, Inc. - Class A	28,175	2,805,103

		4,580,245

2

Investment Portfolio - July 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 3.3%
Qorvo, Inc.*	15,640	$1,072,278
Skyworks Solutions, Inc.	16,145	1,693,126

		2,765,404

Software - 10.7%
Adobe Systems, Inc.*	5,805	850,373
CDK Global, Inc.	13,050	858,429
Electronic Arts, Inc.*	16,840	1,965,902
Microsoft Corp.	18,005	1,308,964
salesforce.com, Inc.*	19,990	1,815,092
ServiceNow, Inc.*	19,030	2,101,864

		8,900,624

Total Information Technology		21,061,087

Materials - 9.5%
Chemicals - 4.4%
Ashland Global Holdings, Inc.	16,450	1,068,757
CF Industries Holdings, Inc.	30,035	881,527
Monsanto Co.	14,540	1,698,563

		3,648,847

Containers & Packaging - 1.6%
Ball Corp.	20,130	843,447
Sealed Air Corp.	11,975	521,032

		1,364,479

Metals & Mining - 3.5%
Freeport-McMoRan, Inc.*	102,400	1,497,088
Southern Copper Corp. (Peru)	34,935	1,374,343

		2,871,431

Total Materials		7,884,757

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITS) - 4.6%
American Tower Corp.	9,715	1,324,445
SBA Communications Corp.*	9,490	1,305,350
Weyerhaeuser Co.	35,905	1,185,583

Total Real Estate		3,815,378

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Zayo Group Holdings, Inc.*	49,820	1,633,598

TOTAL COMMON STOCKS
(Identified Cost $70,978,676)		81,584,953

3

Investment Portfolio - July 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Government Cash Management[1] , 0.91% (Identified Cost $ 1,961,637)	1,961,637	$1,961,637

TOTAL INVESTMENTS - 100.2%
(Identified Cost $ 72,940,313)		83,546,590
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(192,351)

NET ASSETS - 100%		$83,354,239

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$73,426,230
Unrealized appreciation	12,586,608
Unrealized depreciation	(2,466,248)

Net unrealized appreciation	$10,120,360

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - July 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$13,702,178	$13,702,178	$—	$—
Consumer Staples	4,181,355	4,181,355	—	—
Financials	4,586,812	4,586,812	—	—
Health Care	17,594,264	17,594,264	—	—
Industrials	7,125,524	7,125,524	—	—
Information Technology	21,061,087	21,061,087	—	—
Materials	7,884,757	7,884,757	—	—
Real Estate	3,815,378	3,815,378	—	—
Telecommunication Services	1,633,598	1,633,598	—	—
Mutual fund	1,961,637	1,961,637	—	—

Total assets	$83,546,590	$83,546,590	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%

Consumer Discretionary - 10.5%
Automobiles - 0.4%
Harley-Davidson, Inc.	13,824	$672,814

Distributors - 0.5%
Genuine Parts Co.	10,666	905,863

Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	7,497	628,848
McDonald’s Corp.	21,429	3,324,495

		3,953,343

Household Durables - 0.5%
Whirlpool Corp.	4,390	780,893

Leisure Products - 0.5%
Hasbro, Inc.	7,775	823,217

Multiline Retail - 1.7%
Kohl’s Corp.	21,101	872,526
Macy’s, Inc.	23,169	550,264
Target Corp.	27,519	1,559,502

		2,982,292

Specialty Retail - 3.8%
Best Buy Co., Inc.	15,623	911,446
The Gap, Inc.	28,077	669,075
The Home Depot, Inc.	33,203	4,967,169

		6,547,690

Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	22,399	1,392,994

Total Consumer Discretionary		18,059,106

Consumer Staples - 16.4%
Beverages - 3.7%
Dr. Pepper Snapple Group, Inc.	11,269	1,027,282
PepsiCo, Inc.	45,815	5,342,487

		6,369,769

Food & Staples Retailing - 6.3%
CVS Health Corp.	33,270	2,659,271
Sysco Corp.	26,412	1,389,799
Wal-Mart Stores, Inc.	85,136	6,810,029

		10,859,099

Food Products - 3.3%
Archer-Daniels-Midland Co.	27,525	1,161,004
Campbell Soup Co.	16,432	868,103
General Mills, Inc.	28,780	1,601,895

1

Investment Portfolio - July 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The Hershey Co.	10,617	$1,118,076
The J.M. Smucker Co.	7,579	923,880

		5,672,958

Household Products - 3.1%
The Clorox Co.	7,786	1,039,353
Colgate-Palmolive Co.	34,443	2,486,785
Kimberly-Clark Corp.	15,723	1,936,445

		5,462,583

Total Consumer Staples		28,364,409

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Andeavor	7,480	744,485
Marathon Petroleum Corp.	25,279	1,415,371
Valero Energy Corp.	22,592	1,558,170

Total Energy		3,718,026

Financials - 11.2%
Banks - 11.2%
BB&T Corp.	38,701	1,831,331
Fifth Third Bancorp	44,531	1,188,978
JPMorgan Chase & Co.	71,360	6,550,848
U.S. Bancorp	57,931	3,057,598
Wells Fargo & Co.	122,666	6,616,604

Total Financials		19,245,359

Health Care - 17.6%
Biotechnology - 6.0%
AbbVie, Inc.	50,049	3,498,926
Amgen, Inc.	21,771	3,799,257
Gilead Sciences, Inc.	39,639	3,016,131

		10,314,314

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	17,246	1,332,426

Pharmaceuticals - 10.8%
Johnson & Johnson	53,249	7,067,207
Merck & Co., Inc.	95,730	6,115,232
Pfizer, Inc.	167,447	5,552,543

		18,734,982

Total Health Care		30,381,722

2

Investment Portfolio - July 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 21.5%
Aerospace & Defense - 7.7%
The Boeing Co.	19,704	$4,777,432
Lockheed Martin Corp.	10,028	2,929,480
Raytheon Co.	13,755	2,362,696
United Technologies Corp.	26,082	3,092,543

		13,162,151

Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	9,715	637,304
United Parcel Service, Inc. - Class B	30,441	3,357,338

		3,994,642

Commercial Services & Supplies - 1.6%
Republic Services, Inc.	17,031	1,093,731
Waste Management, Inc.	22,600	1,698,390

		2,792,121

Electrical Equipment - 2.0%
Eaton Corp. plc	21,717	1,699,355
Emerson Electric Co.	30,196	1,799,983

		3,499,338

Industrial Conglomerates - 4.0%
3M Co.	19,495	3,921,809
Honeywell International, Inc.	21,813	2,969,186

		6,890,995

Machinery - 1.3%
Cummins, Inc.	8,388	1,408,345
Dover Corp.	9,192	772,128

		2,180,473

Road & Rail - 1.7%
Union Pacific Corp.	28,027	2,885,660

Trading Companies & Distributors - 0.9%
Fastenal Co.	21,333	916,466
W.W. Grainger, Inc.	4,127	688,136

		1,604,602

Total Industrials		37,009,982

Information Technology - 17.1%
Communications Equipment - 3.6%
Cisco Systems, Inc.	168,572	5,301,589
Motorola Solutions, Inc.	9,620	872,342

		6,173,931

3

Investment Portfolio - July 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	40,478	$1,179,529

IT Services - 4.5%
Automatic Data Processing, Inc.	19,853	2,360,720
International Business Machines Corp.	29,755	4,304,656
Paychex, Inc.	19,997	1,156,826

		7,822,202

Semiconductors & Semiconductor Equipment - 6.7%
Intel Corp.	147,757	5,240,941
KLA-Tencor Corp.	8,176	757,343
QUALCOMM, Inc.	50,688	2,696,095
Texas Instruments, Inc.	35,960	2,926,425

		11,620,804

Software - 0.5%
CA, Inc.	27,342	848,696

Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp.	14,208	1,209,385
Xerox Corp.	21,026	644,867

		1,854,252

Total Information Technology		29,499,414

Materials - 2.5%
Chemicals - 1.5%
Eastman Chemical Co.	9,280	771,725
LyondellBasell Industries N.V. - Class A	20,568	1,852,971

		2,624,696

Containers & Packaging - 0.4%
Packaging Corp. of America	5,756	630,167

Metals & Mining - 0.6%
Nucor Corp.	18,555	1,070,067

Total Materials		4,324,930

TOTAL COMMON STOCKS
(Identified Cost $146,733,929)		170,602,948

4

Investment Portfolio - July 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management[1], 0.91%
(Identified Cost $ 1,650,812)	1,650,812	$1,650,812

TOTAL INVESTMENTS - 99.9%
(Identified Cost $ 148,384,741)		172,253,760
OTHER ASSETS, LESS LIABILITIES - 0.1%		200,129

NET ASSETS - 100%		$172,453,889

1Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$148,585,478
Unrealized appreciation	26,067,085
Unrealized depreciation	(2,398,803)

Net unrealized appreciation	$23,668,282

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$18,059,106	$18,059,106	$—	$—
Consumer Staples	28,364,409	28,364,409	—	—
Energy	3,718,026	3,718,026	—	—
Financials	19,245,359	19,245,359	—	—
Health Care	30,381,722	30,381,722	—	—

5

Investment Portfolio - July 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$37,009,982	$37,009,982	$—	$—
Information Technology	29,499,414	29,499,414	—	—
Materials	4,324,930	4,324,930	—	—
Mutual fund	1,650,812	1,650,812	—	—

Total assets	$172,253,760	$172,253,760	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2017

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 99.1%

Consumer Discretionary - 8.3%
Diversified Consumer Services - 1.5%
Kroton Educacional S.A. (Brazil)	2,560,585	$12,415,555

Hotels, Restaurants & Leisure - 3.5%
Accor S.A. (France)[1]	626,015	29,080,627

Specialty Retail - 1.6%
Kingfisher plc (United Kingdom)[1]	3,483,628	13,519,112

Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (United States)*	232,745	14,346,402

Total Consumer Discretionary		69,361,696

Consumer Staples - 25.5%
Beverages - 11.4%
Ambev S.A. - ADR (Brazil)	4,841,255	29,434,830
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	285,980	34,498,383
Diageo plc (United Kingdom)[1]	940,030	30,360,120

		94,293,333

Food Products - 5.2%
Danone S.A. (France)[1]	263,750	19,681,012
Nestle S.A. (Switzerland)[1]	282,200	23,820,374

		43,501,386

Personal Products - 5.8%
Beiersdorf AG (Germany)[1]	124,125	13,621,297
Unilever plc - ADR (United Kingdom)	611,145	34,829,154

		48,450,451

Tobacco - 3.1%
Japan Tobacco, Inc. (Japan)[1]	730,700	25,391,192

Total Consumer Staples		211,636,362

Energy - 5.5%
Energy Equipment & Services - 4.0%
Schlumberger Ltd. (United States)	480,200	32,941,720

Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (Canada)	1,209,765	12,400,091

Total Energy		45,341,811

Financials - 3.1%
Banks - 3.1%
Bankia S.A. (Spain)[1]	2,381,500	12,036,843
CaixaBank S.A. (Spain)[1]	2,594,945	13,516,111

Total Financials		25,552,954

1

Investment Portfolio - July 31, 2017

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 17.1%
Health Care Equipment & Supplies - 3.7%
Medtronic plc (United States)	362,705	$30,456,339

Health Care Providers & Services - 3.2%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	280,070	26,410,649

Life Sciences Tools & Services - 3.2%
QIAGEN N.V. (United States)	350,896	11,523,433
QIAGEN N.V. (United States)[1]	448,356	14,871,609

		26,395,042

Pharmaceuticals - 7.0%
Novartis AG - ADR (Switzerland)	393,445	33,521,514
Perrigo Co. plc (United States)	331,630	24,845,720

		58,367,234

Total Health Care		141,629,264

Industrials - 15.3%
Aerospace & Defense - 2.5%
Safran S.A. (France)[1]	223,765	21,170,499

Airlines - 1.5%
Ryanair Holdings plc - ADR (Ireland)*	110,522	12,525,458

Construction & Engineering - 2.1%
Vinci S.A. (France)[1]	190,550	17,063,000

Machinery - 1.6%
The Weir Group plc (United Kingdom)[1]	549,265	13,294,714

Trading Companies & Distributors - 4.0%
Brenntag AG (Germany)[1]	431,209	24,435,328
Howden Joinery Group plc (United Kingdom)[1]	1,548,305	8,684,224

		33,119,552

Transportation Infrastructure - 3.6%
Aena S.A. (Spain)[1,2]	152,355	29,777,370

Total Industrials		126,950,593

Information Technology - 10.4%
Internet Software & Services - 6.9%
Alibaba Group Holding Ltd. - ADR (China)*	106,180	16,452,591
NetEase, Inc. - ADR (China)	61,550	19,159,284
Tencent Holdings Ltd. - Class H (China)[1]	531,790	21,225,857

		56,837,732

IT Services - 3.5%
Amdocs Ltd. - ADR (United States)	436,870	29,344,558

Total Information Technology		86,182,290

2

Investment Portfolio - July 31, 2017

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 9.7%
Chemicals - 6.8%
Akzo Nobel N.V. (Netherlands)[1]	378,655	$34,281,072
Solvay S.A. (Belgium)[1]	153,005	21,937,963

		56,219,035

Metals & Mining - 2.9%
Antofagasta plc (Chile)[1]	499,405	6,236,590
First Quantum Minerals Ltd. (Zambia)	551,600	6,096,690
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,276,000	4,153,585
Lundin Mining Corp. (Canada)	1,118,628	8,048,200

		24,535,065

Total Materials		80,754,100

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 2.6%
Iliad S.A. (France)[1]	87,415	21,685,356

Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	755,585	13,358,743

Total Telecommunication Services		35,044,099

TOTAL COMMON STOCKS
(Identified Cost $730,364,181)		822,453,169

SHORT-TERM INVESTMENT - 2.2%
Dreyfus Government Cash Management[3], 0.91%
(Identified Cost $18,167,872)	18,167,872	18,167,872

TOTAL INVESTMENTS - 101.3%
(Identified Cost $748,532,053)		840,621,041
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(10,628,649)

NET ASSETS - 100%		$829,992,392

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $29,777,370 or 3.6% of the Series’ net assets as of July 31, 2017.

3Rate shown is the current yield as of July 31, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 19.1% ; France - 13.1% ; United Kingdom - 12.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - July 31, 2017

(unaudited)

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$774,694,159
Unrealized appreciation	82,576,834
Unrealized depreciation	(16,649,952)

Net unrealized appreciation	$65,926,882

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$69,361,696	$26,761,957	$42,599,739	$—
Consumer Staples	211,636,362	64,263,984	147,372,378	—
Energy	45,341,811	45,341,811	—	—
Financials	25,552,954	—	25,552,954	—
Health Care	141,629,264	100,347,006	41,282,258	—
Industrials	126,950,593	12,525,458	114,425,135	—
Information Technology	86,182,290	64,956,433	21,225,857	—
Materials	80,754,100	18,298,475	62,455,625	—
Telecommunication Services	35,044,099	13,358,743	21,685,356	—
Mutual fund	18,167,872	18,167,872	—	—

Total assets	$840,621,041	$364,021,739	$476,599,302	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 30.0%

Consumer Discretionary - 3.0%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	26,670	$747,293

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp	8,724	1,353,441

Household Durables - 0.0%##
LGI Homes, Inc.*	6,620	293,266

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*	4,910	4,850,001
The Priceline Group, Inc.*	4,130	8,377,705

		13,227,706

Media - 0.6%
Twenty-First Century Fox, Inc. - Class A1	216,670	6,305,097

Multiline Retail - 0.2%
Dollar General Corp.	14,920	1,121,388
Target Corp.	9,626	545,505

		1,666,893

Specialty Retail - 0.4%
Dick’s Sporting Goods, Inc.	14,075	525,561
The Home Depot, Inc.	13,472	2,015,411
L Brands, Inc.	12,255	568,509
O’Reilly Automotive, Inc.*	3,075	628,222

		3,737,703

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	58,640	3,614,570
NIKE, Inc. - Class B	12,065	712,438

		4,327,008

Total Consumer Discretionary		31,658,407

Consumer Staples - 2.6%
Beverages - 1.5%
Ambev S.A. - ADR (Brazil)	816,150	4,962,191
Anheuser-Busch InBev S.A./N.V. (Belgium)[2]	26,390	3,183,483
Diageo plc (United Kingdom)[2]	162,461	5,246,998
PepsiCo, Inc.	19,529	2,277,277

		15,669,949

Food & Staples Retailing - 0.3%
CVS Health Corp.	12,133	969,791
Sysco Corp.	9,797	515,518
Wal-Mart Stores, Inc.	27,025	2,161,730

		3,647,039

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 0.2%
Campbell Soup Co.	15,700	$829,431
General Mills, Inc.	9,785	544,633
J&J Snack Foods Corp.	4,227	555,428

		1,929,492

Household Products - 0.2%
Colgate-Palmolive Co.	12,137	876,291
Kimberly-Clark Corp.	5,388	663,586

		1,539,877

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	80,588	4,592,710

Total Consumer Staples		27,379,067

Energy - 1.2%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	57,430	3,939,698

Oil, Gas & Consumable Fuels - 0.8%
BP plc - ADR (United Kingdom)	34,059	1,196,832
Chevron Corp.	11,051	1,206,659
China Petroleum & Chemical Corp. - ADR (China)	14,221	1,083,498
ConocoPhillips	21,710	984,983
Exxon Mobil Corp.	21,508	1,721,500
Hess Corp.	24,566	1,094,170
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,415	544,752
TOTAL S.A. (France)[2]	7,373	374,943
Valero Energy Corp.	8,107	559,140

		8,766,477

Total Energy		12,706,175

Financials - 1.7%
Banks - 1.3%
Bank of America Corp.	58,170	1,403,060
BankUnited, Inc.	7,665	263,829
BB&T Corp.	13,643	645,587
Citigroup, Inc.	21,148	1,447,581
Fifth Third Bancorp	11,015	294,100
Huntington Bancshares, Inc.	19,935	264,139
JPMorgan Chase & Co.	42,892	3,937,486
KeyCorp	29,248	527,634
The PNC Financial Services Group, Inc.	2,204	283,875
Regions Financial Corp.	18,495	270,027
SunTrust Banks, Inc.	4,695	268,977
U.S. Bancorp	21,212	1,119,569

1

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Wells Fargo & Co.	63,532	$3,426,916

		14,152,780

Capital Markets - 0.3%
Apollo Investment Corp.	27,176	173,656
Ares Capital Corp.	11,902	195,074
BlackRock, Inc.	5,495	2,343,782
Fifth Street Finance Corp.	29,111	154,288
Medley Capital Corp.	21,675	139,370
PennantPark Investment Corp.	21,659	161,576

		3,167,746

Insurance - 0.1%
Principal Financial Group, Inc.	13,206	881,500

Total Financials		18,202,026

Health Care - 5.9%
Biotechnology - 2.2%
AbbVie, Inc.	18,772	1,312,350
Amgen, Inc.	8,183	1,428,015
Biogen, Inc.*	21,110	6,113,245
BioMarin Pharmaceutical, Inc.*	53,795	4,719,435
Gilead Sciences, Inc.	15,281	1,162,731
Regeneron Pharmaceuticals, Inc.*	6,910	3,397,094
Seattle Genetics, Inc.*	67,235	3,395,368
Vertex Pharmaceuticals, Inc.*	14,270	2,166,471

		23,694,709

Health Care Equipment & Supplies - 0.7%
Medtronic plc	83,416	7,004,442

Health Care Providers & Services - 0.5%
DaVita, Inc.*	33,835	2,191,831
Express Scripts Holding Co.*[1]	48,040	3,009,226

		5,201,057

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	57,330	3,262,077
Eli Lilly & Co.	9,597	793,288
GlaxoSmithKline plc (United Kingdom)[2]	26,310	523,753
Johnson & Johnson	65,229	8,657,193
Merck & Co., Inc.	32,399	2,069,648
Novartis AG - ADR (Switzerland)	76,965	6,557,418
Perrigo Co. plc.	7,681	575,461
Pfizer, Inc.	59,383	1,969,140
Roche Holding AG (Switzerland)[2]	3,317	839,763
Sanofi (France)[2]	6,183	589,170

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Sanofi - ADR (France)	28,959	$1,371,498

		27,208,409

Total Health Care		63,108,617

Industrials - 2.9%
Aerospace & Defense - 0.7%
Arconic, Inc.	131,250	3,253,688
The Boeing Co.	6,974	1,690,916
Lockheed Martin Corp.	3,696	1,079,712
Raytheon Co.	4,475	768,671
United Technologies Corp.	9,688	1,148,706

		7,941,693

Air Freight & Logistics - 0.5%
FedEx Corp.	22,380	4,655,711
United Parcel Service, Inc. - Class B	10,630	1,172,383

		5,828,094

Building Products - 0.1%
Allegion plc	7,880	640,171

Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	42,600	643,260
Waste Management, Inc.	7,617	572,418

		1,215,678

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	33,125	778,438
Eaton Corp. plc	7,736	605,342
Emerson Electric Co.	10,566	629,839

		2,013,619

Industrial Conglomerates - 0.5%
3M Co.	11,074	2,227,757
General Electric Co.	36,226	927,748
Honeywell International, Inc.	8,686	1,182,338
Koninklijke Philips N.V. - NY Shares (Netherlands)	15,955	609,002

		4,946,845

Machinery - 0.1%
Flowserve Corp.	12,106	497,920
Mueller Water Products, Inc. - Class A	48,755	565,558

		1,063,478

Professional Services - 0.5%
Nielsen Holdings plc	119,418	5,136,168

2

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.2%
Kansas City Southern	9,529	$983,298
Union Pacific Corp.	10,017	1,031,350

		2,014,648

Total Industrials		30,800,394

Information Technology - 6.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	50,541	1,589,514

Internet Software & Services - 1.9%
Alphabet, Inc. - Class A*	3,630	3,432,165
Alphabet, Inc. - Class C*	3,710	3,452,157
Facebook, Inc. - Class A*	58,330	9,872,352
Tencent Holdings Ltd. - Class H (China)[2]	98,770	3,942,304

		20,698,978

IT Services - 1.3%
Automatic Data Processing, Inc.	6,862	815,960
Broadridge Financial Solutions, Inc.	7,086	537,544
Infosys Ltd. - ADR (India)	37,944	599,515
International Business Machines Corp.	10,007	1,447,713
InterXion Holding N.V. - ADR (Netherlands)*	6,890	329,824
MasterCard, Inc. - Class A1	38,870	4,967,586
Visa, Inc. - Class A1	48,720	4,850,563

		13,548,705

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	68,919	2,444,557
Qorvo, Inc.*	52,805	3,620,311
QUALCOMM, Inc.	20,075	1,067,789
Skyworks Solutions, Inc.	68,925	7,228,165
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	52,195	1,876,932
Texas Instruments, Inc.	12,662	1,030,434

		17,268,188

Software - 1.6%
Electronic Arts, Inc.*	22,750	2,655,835
Microsoft Corp.	63,542	4,619,503
salesforce.com, Inc.*	33,420	3,034,536
ServiceNow, Inc.*	65,105	7,190,847

		17,500,721

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	7,384	1,098,222

Total Information Technology		71,704,328

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 2.7%
Chemicals - 1.3%
Ashland Global Holdings, Inc.	47,870	$3,110,114
CF Industries Holdings, Inc.	13,930	408,846
The Dow Chemical Co.	6,933	445,376
E.I. du Pont de Nemours & Co.	5,357	440,399
FMC Corp.	8,635	659,541
LyondellBasell Industries N.V. - Class A	6,967	627,657
Monsanto Co.	59,220	6,918,080
RPM International, Inc.	15,631	810,780

		13,420,793

Construction Materials - 0.0%##
CRH plc - ADR (Ireland)	15,026	526,962

Containers & Packaging - 0.8%
Ball Corp.	70,350	2,947,665
Graphic Packaging Holding Co.	67,741	893,504
Sealed Air Corp.	83,035	3,612,853
Sonoco Products Co.	17,537	850,194

		8,304,216

Metals & Mining - 0.6%
Antofagasta plc (Chile)[2]	68,335	853,369
First Quantum Minerals Ltd. (Zambia)	86,935	960,870
Freeport-McMoRan, Inc.*	150,490	2,200,164
Lundin Mining Corp. (Canada)	128,065	921,390
Southern Copper Corp. (Peru)	36,070	1,418,994

		6,354,787

Total Materials		28,606,758

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
Acadia Realty Trust	4,670	138,887
Agree Realty Corp.	5,660	278,303
Alexandria Real Estate Equities, Inc.	5,015	608,070
American Campus Communities, Inc.	6,225	298,426
American Homes 4 Rent - Class A	13,715	315,582
Apartment Investment & Management Co. - Class A	10,940	498,317
AvalonBay Communities, Inc.	3,160	607,826
Axiare Patrimonio SOCIMI S.A. (Spain)[2]	7,920	147,901
Boston Properties, Inc.	2,150	259,956
Brandywine Realty Trust	18,980	319,054
Brixmor Property Group, Inc.	7,460	146,141
Camden Property Trust	2,440	218,868

3

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CatchMark Timber Trust, Inc. - Class A	60,496	$696,309
Cedar Realty Trust, Inc	37,275	193,084
Chesapeake Lodging Trust	8,280	208,904
Colony NorthStar, Inc. - Class A	52,183	763,959
Columbia Property Trust, Inc	7,630	165,952
Community Healthcare Trust, Inc	39,807	1,009,904
CoreCivic, Inc	30,550	846,235
Cousins Properties, Inc	35,510	326,337
Crown Castle International Corp	7,948	799,410
CubeSmart	26,120	644,119
DDR Corp	42,545	433,534
Digital Realty Trust, Inc	6,710	773,931
Douglas Emmett, Inc	6,830	261,316
Education Realty Trust, Inc	7,120	267,356
EPR Properties	3,010	217,864
Equinix, Inc	3,280	1,478,394
Equity Commonwealth*	10,230	323,063
Equity LifeStyle Properties, Inc	2,515	219,560
Equity Residential	6,260	426,056
Essex Property Trust, Inc	700	183,190
Extra Space Storage, Inc	1,890	150,255
Forest City Realty Trust, Inc. - Class A	8,745	213,203
GGP, Inc	13,910	314,505
Global Medical REIT, Inc	57,910	538,563
HCP, Inc	11,825	374,261
Healthcare Trust of America, Inc. - Class A	8,705	266,286
Hibernia REIT plc (Ireland)[2]	114,620	190,368
Host Hotels & Resorts, Inc	10,960	204,514
Klepierre (France)[2]	3,615	147,121
Lamar Advertising Co. - Class A	6,315	445,650
LaSalle Hotel Properties	4,700	138,838
Life Storage, Inc	4,120	300,925
The Macerich Co	3,270	187,665
Mid-America Apartment Communities, Inc	4,800	496,944
National Retail Properties, Inc	5,325	212,894
National Storage Affiliates Trust	7,270	166,919
Outfront Media, Inc	38,120	871,804
Physicians Realty Trust	21,910	407,964
Prologis, Inc	10,545	641,241
Public Storage	1,160	238,461
Regency Centers Corp	3,853	255,146

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Retail Opportunity Investments Corp	7,890	$160,009
Rexford Industrial Realty, Inc	11,300	322,276
Simon Property Group, Inc	5,160	817,860
STAG Industrial, Inc	21,595	589,328
Starwood Waypoint Homes	8,715	304,676
STORE Capital Corp	20,187	472,174
Sun Communities, Inc	2,440	217,184
Sunstone Hotel Investors, Inc	12,760	207,733
Terreno Realty Corp	10,105	349,835
UDR, Inc	7,950	310,766
Urban Edge Properties	13,865	348,427
Ventas, Inc	7,235	487,277
VEREIT, Inc	24,975	207,542
Welltower, Inc	6,115	448,780
Weyerhaeuser Co	135,356	4,469,455

Total Real Estate		30,552,657

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.*	109,500	3,590,505

Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	46,890	1,089,724

Total Telecommunication Services		4,680,229

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	7,446	452,642
Exelon Corp	7,910	303,269

		755,911

Multi-Utilities - 0.0%##
CMS Energy Corp	11,341	524,409

Total Utilities		1,280,320

TOTAL COMMON STOCKS
(Identified Cost $276,132,255)		320,678,978

4

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 22.1%

Non-Convertible Corporate Bonds - 22.1%
Consumer Discretionary - 2.1%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	3,195,000	$3,409,784

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	605,000	632,225
Century Communities, Inc.[4] , 5.875%, 7/15/2025	290,000	290,725
Meritage Homes Corp.[4], 5.125%, 6/6/2027	270,000	273,712
NVR, Inc., 3.95%, 9/15/2022	3,950,000	4,149,025
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	405,000	415,125
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	230,000	244,950
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	340,000	333,200

		6,338,962

Internet & Direct Marketing Retail - 0.5%
The Priceline Group, Inc., 3.60%, 6/1/2026	5,085,000	5,185,627

Media - 0.4%
Comcast Corp., 4.40%, 8/15/2035	2,440,000	2,645,041
CSC Holdings, LLC, 5.25%, 6/1/2024	395,000	410,208
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	385,000	404,250
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	525,000	547,312
VTR Finance B.V. (Chile) [4] , 6.875%, 1/15/2024	580,000	618,425

		4,625,236

Multiline Retail - 0.3%
Dollar General Corp., 3.25%, 4/15/2023	2,515,000	2,573,396

Total Consumer Discretionary		22,133,005

Consumer Staples - 1.1%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	3,172,000	4,971,377
PepsiCo, Inc., 3.10%, 7/17/2022	2,410,000	2,503,130

		7,474,507

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	530,000	$520,725
CVS Health Corp., 3.50%, 7/20/2022	3,560,000	3,721,104

		4,241,829

Household Products - 0.0%##
First Quality Finance Co., Inc. [4] , 5.00%, 7/1/2025	290,000	299,367

Total Consumer Staples		12,015,703

Energy - 3.5%
Energy Equipment & Services - 0.6%
McDermott International, Inc.[4], 8.00%, 5/1/2021	560,000	570,500
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	4,985,000	5,215,686
Trinidad Drilling Ltd. (Canada) [4] , 6.625%, 2/15/2025	395,000	372,288

		6,158,474

Oil, Gas & Consumable Fuels - 2.9%
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	1,245,000	1,278,044
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,800,000	3,930,312
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	490,000	561,050
Chevron Corp., 1.79%, 11/16/2018	2,450,000	2,460,116
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	2,330,000	2,499,477
ConocoPhillips Co., 3.35%, 11/15/2024	2,820,000	2,900,094
ConocoPhillips Co., 3.35%, 5/15/2025	540,000	552,185
Continental Resources, Inc., 3.80%, 6/1/2024	290,000	268,250
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	395,000	391,050
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	2,445,000	2,481,144
Enviva Partners LP - Enviva Partners Finance Corp.[4], 8.50%, 11/1/2021	485,000	514,100
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	380,000	399,950
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	555,000	541,125

5

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024		5,050,000	$5,240,461
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.25%, 6/15/2025		290,000	284,200
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026		2,170,000	2,454,053
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020		380,000	401,972
SemGroup Corp.[4], 6.375%, 3/15/2025		375,000	371,250
Southwestern Energy Co., 6.70%, 1/23/2025		290,000	285,560
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024		450,000	460,688
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023		2,380,000	2,516,790

			30,791,871

Total Energy			36,950,345

Financials - 7.1%
Banks - 3.6%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022		3,200,000	3,291,254
Bank of America Corp., 4.00%, 1/22/2025		3,700,000	3,812,114
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		1,980,000	2,482,926
Citigroup, Inc., 3.875%, 3/26/2025		5,070,000	5,133,258
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		2,375,000	2,432,549
JPMorgan Chase & Co.[5], 2.776%, 4/25/2023		5,270,000	5,294,084
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		9,400,000	9,274,660
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		5,105,000	5,310,946
Popular, Inc., 7.00%, 7/1/2019		770,000	812,350
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	276,901

			38,121,042

Capital Markets - 1.7%
The Goldman Sachs Group, Inc.[5], 2.80%, 11/29/2023		5,115,000	5,276,122
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		2,425,000	2,523,603
Morgan Stanley[5], 2.373%, 5/8/2024 .		3,740,000	3,764,374
Morgan Stanley, 5.00%, 11/24/2025 .		3,470,000	3,790,527

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	2,390,000	$2,448,010

		17,802,636

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024	420,000	435,750

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	4,800,000	5,094,811
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	415,000	431,990
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	400,000	411,000
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	260,000	272,350

		6,210,151

Insurance - 1.1%
American International Group, Inc., 4.125%, 2/15/2024	3,520,000	3,741,968
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	5,615,000	6,044,722
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	2,190,000	2,439,112

		12,225,802

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	650,000	664,625

Total Financials		75,460,006

Health Care - 0.8%
Biotechnology - 0.7%
AbbVie, Inc., 1.80%, 5/14/2018	2,470,000	2,473,611
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	585,000	576,226
Express Scripts Holding Co., 3.50%, 6/15/2024	3,595,000	3,679,227
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	400,000	408,500

		7,137,564

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025	280,000	287,700

6

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	290,000	$294,292
LifePoint Health, Inc., 5.375%, 5/1/2024	435,000	453,531

		747,823

Pharmaceuticals - 0.0%##
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	580,000	104,400
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC [4] , 5.625%, 10/15/2023	460,000	440,450

		544,850

Total Health Care		8,717,937

Industrials - 1.8%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	420,000	460,950

Air Freight & Logistics - 0.0%##
Neovia Logistics Services LLC - Logistics Intermediate Finance Corp.[7,8], 10.00%, 4/1/2020	440,473	189,403

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	440,000	454,300
American Airlines Group, Inc.[4], 5.50%, 10/1/2019	270,000	283,662
Southwest Airlines Co., 2.75%, 11/6/2019	1,730,000	1,758,123
Southwest Airlines Co., 2.65%, 11/5/2020	910,000	923,596

		3,419,681

Building Products - 0.0%##
Airxcel, Inc.[4], 8.50%, 2/15/2022	415,000	439,900

Commercial Services & Supplies - 0.0%##
Covanta Holding Corp., 5.875%, 7/1/2025	425,000	414,906

Construction & Engineering - 0.3%
Fluor Corp., 3.50%, 12/15/2024	2,375,000	2,467,148
Tutor Perini Corp.[4], 6.875%, 5/1/2025	395,000	424,625

		2,891,773

Industrial Conglomerates - 1.0%
General Electric Co.[5], 1.692%, 5/5/2026	5,340,000	5,221,447

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.90%, 5/27/2022	5,085,000	$5,216,818

		10,438,265

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	410,000	432,550
Xerium Technologies, Inc., 9.50%, 8/15/2021	295,000	311,962

		744,512

Trading Companies & Distributors - 0.1%
Aircastle Ltd., 5.50%, 2/15/2022	245,000	265,826
International Lease Finance Corp., 6.25%, 5/15/2019	280,000	300,238

		566,064

Total Industrials		19,565,454

Information Technology - 1.3%
Internet Software & Services - 0.5%
Activision Blizzard, Inc., 3.40%, 6/15/2027	4,940,000	4,946,777
Nuance Communications, Inc.[4], 5.625%, 12/15/2026	410,000	436,650
VeriSign, Inc., 5.25%, 4/1/2025	270,000	287,550

		5,670,977

IT Services - 0.6%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	2,390,000	2,424,887
Visa, Inc., 2.80%, 12/14/2022	3,650,000	3,730,231

		6,155,118

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.00%, 5/20/2022	2,370,000	2,444,892

Total Information Technology		14,270,987

Materials - 2.1%
Chemicals - 0.5%
The Dow Chemical Co., 8.55%, 5/15/2019	2,135,000	2,384,556
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	350,000	359,625
NOVA Chemicals Corp. (Canada)[4], 4.875%, 6/1/2024	285,000	286,781

7

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	2,400,000	$2,488,130

		5,519,092

Metals & Mining - 1.4%
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	200,000	205,000
Corp Nacional del Cobre de Chile (Chile)[4], 4.50%, 9/16/2025	4,962,000	5,298,188
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	395,000	424,625
First Quantum Minerals Ltd. (Zambia)[4], 7.50%, 4/1/2025	200,000	205,300
Glencore Funding LLC (Switzerland)[4], 4.625%, 4/29/2024.	4,917,000	5,212,020
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	255,000	270,858
Petra Diamonds US Treasury plc (South Africa)[4], 7.25%, 5/1/2022	400,000	410,300
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	2,552,000	2,626,731
Techniplas LLC[4], 10.00%, 5/1/2020	380,000	324,900

		14,977,922

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	2,379,000	2,496,644

Total Materials		22,993,658

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
American Tower Corp., 3.30%, 2/15/2021	5,100,000	5,250,389
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	1,680,000	1,807,903
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	514,000	547,881
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	920,000	940,369
GTP Acquisition Partners I LLC [4] , 2.35%, 6/15/2020	1,040,000	1,029,703

Total Real Estate		9,576,245

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 3.90%, 8/14/2027	5,140,000	5,134,603
CenturyLink, Inc., 7.50%, 4/1/2024	270,000	293,288
Frontier Communications Corp., 11.00%, 9/15/2025	415,000	380,244
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	560,000	587,300

	PRINCIPAL AMOUNT3 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	690,000	$705,525
Verizon Communications, Inc., 4.125%, 3/16/2027	5,070,000	5,212,928

		12,313,888

Wireless Telecommunication Services - 0.1%
SBA Tower Trust[4], 3.598%, 4/10/2018	1,075,000	1,075,585

Total Telecommunication Services		13,389,473

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	740,000	786,250
NRG Yield Operating LLC, 5.00%, 9/15/2026	270,000	274,725

Total Utilities		1,060,975

TOTAL CORPORATE BONDS
(Identified Cost $232,855,566)		236,133,788

MUTUAL FUNDS - 0.2%
iShares Core Dividend Growth ETF	35,400	1,121,472
Schwab U.S. Dividend Equity ETF	24,499	1,123,279

TOTAL MUTUAL FUNDS
(Identified Cost $2,237,520)		2,244,751

U.S. TREASURY SECURITIES - 20.7%

U.S. Treasury Bonds - 3.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,660,000	10,896,350
U.S. Treasury Bond, 4.75%, 2/15/2037	11,200,000	14,826,437
U.S. Treasury Bond, 2.50%, 2/15/2045	9,410,000	8,691,754
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	5,095,891	4,835,899

Total U.S. Treasury Bonds (Identified Cost $40,167,598)		39,250,440

U.S. Treasury Notes - 17.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	8,994,518	9,028,274
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	5,004,474	4,985,087

8

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 4/30/2019	32,220,000	$32,376,074
U.S. Treasury Note, 1.375%, 4/30/2020	35,997,500	35,911,718
U.S. Treasury Note, 1.625%, 7/31/2020	7,875,000	7,899,916
U.S. Treasury Note, 1.375%, 4/30/2021	32,060,000	31,720,613
U.S. Treasury Note, 1.125%, 7/31/2021	16,350,000	15,981,487
U.S. Treasury Note, 1.75%, 4/30/2022	38,288,300	38,167,156
U.S. Treasury Note, 1.625%, 4/30/2023	4,040,000	3,966,775
U.S. Treasury Note, 1.625%, 5/15/2026	2,350,000	2,232,683

Total U.S. Treasury Notes (Identified Cost $183,379,270)		182,269,783

TOTAL U.S. TREASURY SECURITIES (Identified Cost $223,546,868)		221,520,223

ASSET-BACKED SECURITIES - 2.4%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	281,433	278,970
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	2,736,465	2,732,462
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	528,876	526,231
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	2,020,000	2,020,537
Colony American Homes, Series 2015-1A, Class A4,5, 2.426%, 7/17/2032	2,162,393	2,176,386
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	1,700,000	1,705,844
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	3,000,000	2,999,983
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,975,000	1,974,191
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	960,409	960,408

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	219,778	$219,571
Home Partners of America Trust, Series 2016-1, Class A4,5, 2.876%, 3/17/2033	988,108	1,001,928
Invitation Homes Trust, Series 2015-SFR3, Class A4,5, 2.526%, 8/17/2032	2,390,316	2,407,084
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,750,000	1,751,133
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	1,286,734	1,283,590
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	311,589	311,428
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	647,582	647,376
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	2,030,000	2,020,503

TOTAL ASSET-BACKED SECURITIES (Identified Cost $24,972,349)		25,017,625

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	203,707	210,032
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	5,200,000	5,164,516
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	509,145
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,106,460
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	1,593,566	1,518,557
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	1,152,438	1,104,704
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	4,893	4,888
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	312,467	314,205

9

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.317%, 8/25/2020	20,990,208	$704,650
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.191%, 4/25/2021	2,782,463	105,039
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.531%, 10/25/2021	6,832,372	363,134
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.358%, 12/25/2021	8,444,190	410,192
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.472%, 6/25/2022	15,470,903	917,841
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[5], 3.32%, 2/25/2023	3,470,000	3,645,141
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.211%, 4/25/2023	77,695,471	815,072
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.112%, 5/25/2023	48,303,204	300,238
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[5], 3.06%, 7/25/2023	6,095,000	6,320,649
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[5], 3.458%, 8/25/2023	6,415,000	6,788,983
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	346,517	346,017
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	10,165,718	149,548
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	4,750,000	4,872,227

	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	3,140,000	$3,227,403
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.237%, 7/25/2048	875,000	876,740
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.765%, 4/25/2044	1,250,000	1,267,330
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	205,083,072	912,415
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.353%, 3/25/2045	625,546	624,692
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.365%, 5/25/2045	1,160,000	1,185,184
FREMF Mortgage Trust, Series 2014-K41, Class B4,5, 3.832%, 11/25/2047	2,500,000	2,578,664
FREMF Mortgage Trust, Series 2014-K716, Class B4,5, 3.951%, 8/25/2047	3,075,000	3,221,835
FREMF Mortgage Trust, Series 2015-K42, Class B4,5, 3.852%, 12/25/2024	490,000	504,146
FREMF Mortgage Trust, Series 2015-K43, Class B4,5, 3.735%, 2/25/2048	500,000	509,935
FREMF Mortgage Trust, Series 2015-K720, Class B4,5, 3.389%, 7/25/2022	270,000	272,906
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,5], 3.495%, 12/15/2034	2,800,000	2,863,844
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,5], 3.495%, 12/15/2034	1,290,000	1,309,020
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	112,338	115,438
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	818,830	818,062
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	992,648	1,013,276
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029	1,386,684	1,402,554

10

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	210,191	$210,306
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	2,550,000	2,550,875
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,5], 3.75%, 11/25/2054	1,296,267	1,313,453
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,5], 3.75%, 8/25/2055	1,369,406	1,421,011
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,5], 3.75%, 11/25/2056	1,754,976	1,817,409
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,201,529	1,208,966
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	5,493,870	5,613,904
SCG Trust, Series 2013-SRP1, Class AJ4,5, 3.109%, 11/15/2026	4,050,000	4,029,192
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	983,295	932,440
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	939,139	938,259
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	1,304,633	1,290,584
Starwood Retail Property Trust, Series 2014-STAR, Class A4,5, 2.446%, 11/15/2027	2,615,000	2,608,414
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,5], 2.50%, 10/25/2056	2,916,019	2,921,536
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	163,812
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	265,000	280,833
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,5], 4.869%, 2/15/2044	1,225,000	1,327,442
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	674,783	675,161
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,5], 3.50%, 1/20/2045	1,458,281	1,486,762

	PRINCIPAL
	AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,5], 3.50%, 3/20/2045		1,416,905	$1,444,967

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $93,509,575)			94,610,008

FOREIGN GOVERNMENT BONDS - 2.1%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	514,947
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	245,439
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	125,000	100,313
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	303,200
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,781,642
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	196,536
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	340,448
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	464,438
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	167,227
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	305,748
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	59,814
Province of Ontario (Canada), 2.00%, 9/27/2018		2,300,000	2,312,303
Province of Ontario (Canada), 1.25%, 6/17/2019		2,250,000	2,233,444
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	490,612
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		5,500,000	5,439,829
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	382,927
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	495,306

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $23,687,426)			22,834,173

11

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES - 11.7%

Mortgage-Backed Securities - 8.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	333,433	$349,164
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	26,865	27,863
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	43,998	46,548
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	228,497	239,119
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	54,678	57,920
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	38,125	39,401
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	400,363	419,032
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	35,075	36,876
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	82,130	84,962
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	36,119	38,581
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,065,784	1,154,275
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,048,341	1,135,218
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	2,661,598	2,828,154
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	610,967	683,804
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	61,863	69,614
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	194,596	216,801
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	91,912	102,464
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	253,430	288,656
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	944,718	1,072,189
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	12,948	14,152
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	18,606	20,336
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	26,123	28,553
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	358,102	397,012
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	557,386	634,280
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	8,927	9,758

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	94,467	$103,657
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	473,845	526,875
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	841,816	958,234
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	11,071	12,547
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	48,803	55,298
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	74,590	83,982
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	98,259	112,004
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	84,881	95,452
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	26,047	29,336
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	22,049	24,795
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	45,605	49,846
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	87,049	95,146
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,066,070	1,190,417
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	566,902	632,092
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	70,145	76,668
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	215,232	239,979
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	731,849	831,376
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	208,550	234,971
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	89,165	97,498
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	164,680	180,178
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,299,294	1,399,923
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	70,478	77,155
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	113,450	124,160
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,161,910	1,296,927
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	869,441	988,125

12

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	288,420	$327,339
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,132,155	1,285,165
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,145,270	1,210,397
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	652,462	689,391
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,726,741	1,867,156
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	315,483	326,278
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	888,755	938,882
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,597,271	1,714,520
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,476,111	1,601,026
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,880,421	2,972,460
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,452,727	1,535,001
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,672,140	2,752,951
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	2,169,650	2,235,266
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	678,449	714,628
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,347,908	1,419,788
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	281,033	296,020
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,671,665	1,795,527
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,505,560	1,585,775
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	1,166,446	1,228,563
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	960,397	1,011,517
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	1,139,300	1,199,943
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,773,566	1,912,663
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	1,842,843	2,053,603
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	90,792	93,375
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	56,789	60,284

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	40,632	$43,157
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	53,818	57,210
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	172,220	186,501
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,186,460	1,284,011
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,529,916	1,655,941
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,204,630	1,282,158
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	766,214	816,934
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	2,316,751	2,470,225
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	157,893	177,009
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	380,368	423,628
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	526,291	595,590
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	345,138	384,649
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	159,425	177,620
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	180,907	201,248
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	419,633	467,268
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	51,452	57,233
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	343,172	380,063
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	511,845	570,513
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	451,469	502,700
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	271,130	301,837
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	87,877	99,763
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	303,833	338,712
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	382,725	433,320
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,830,900	1,971,017
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,821,124	1,960,296

13

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,566,926	$1,686,212
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,278,239	2,358,795
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	2,038,428	2,110,346
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,741,746	1,842,247
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,850,201	3,015,030
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	2,074,293	2,185,865
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	384,606	406,851
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	3,056,638	3,151,676
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	2,124,962	2,278,862
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	63,410	70,569

Total Mortgage-Backed Securities
(Identified Cost $87,675,370)		88,283,947

Other Agencies - 3.4%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $36,265,891)	35,824,000	36,812,922

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $123,941,261)		125,096,869

	SHARES/
	CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management[9], 0.91%,
(Identified Cost $13,077,424)	13,077,424	$13,077,424

TOTAL INVESTMENTS - 99.3%
(Identified Cost $1,013,960,244)		1,061,213,839
OTHER ASSETS, LESS LIABILITIES - 0.7%		7,531,479

NET ASSETS - 100%		$1,068,745,318

CALL OPTIONS WRITTEN - 0.0%##
Arconic, Inc., Strike $28, Expiring August 18, 2017
(Premiums Received $12,634)	428	$(2,996)

PUT OPTIONS WRITTEN - 0.0%##

Amazon.com, Inc., Strike $930, Expiring September 15, 2017	12	(12,684)
Facebook, Inc., Strike $148, Expiring August 11, 2017	80	(800)
Qorvo, Inc., Strike $60, Expiring August 18, 2017	199	(11,542)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $33,037)		$(25,026)

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange traded fund

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2017, the total value of such securities was $13,756,764.

2A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $116,280,298 or 10.9%, of the Series’ net assets as of July 31, 2017.

5The coupon rate is floating and is the effective rate as of July 31, 2017.

14

Investment Portfolio - July 31, 2017

(unaudited)

6The rate shown is a fixed rate as of July 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Represents a Payment-In-Kind bond.

8Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired March 23, 2017 at a cost of $248,779 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $189,403, or less than 0.1%, of the Series’ net assets as of July 31, 2017.

9Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciaton were as follows:

Cost for federal income tax purposes	$1,015,620,384
Unrealized appreciation	57,588,509
Unrealized depreciation	(11,995,054)

Net unrealized appreciation	$45,593,455

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$31,658,407	$31,658,407	$—	$—
Consumer Staples	27,379,067	18,948,586	8,430,481	—
Energy	12,706,175	12,331,232	374,943	—
Financials	18,202,026	18,202,026	—	—
Health Care	63,108,617	61,155,931	1,952,686	—
Industrials	30,800,394	30,800,394	—	—
Information Technology	71,704,328	67,762,024	3,942,304	—
Materials	28,606,758	27,753,389	853,369	—
Real Estate	30,552,657	30,067,267	485,390	—
Telecommunication Services	4,680,229	4,680,229	—	—
Utilities	1,280,320	1,280,320	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	346,617,092	—	346,617,092	—

15

Investment Portfolio - July 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$22,133,005	$—	$22,133,005	$—
Consumer Staples	12,015,703	—	12,015,703	—
Energy	36,950,345	—	36,950,345	—
Financials	75,460,006	—	75,460,006	—
Health Care	8,717,937	—	8,717,937	—
Industrials	19,565,454	—	19,565,454	—
Information Technology	14,270,987	—	14,270,987	—
Materials	22,993,658	—	22,993,658	—
Real Estate	9,576,245	—	9,576,245	—
Telecommunication Services	13,389,473	—	13,389,473	—
Utilities	1,060,975	—	1,060,975	—
Asset-backed securities	25,017,625	—	25,017,625	—
Commercial mortgage-backed securities	94,610,008	—	94,610,008	—
Foreign government bonds	22,834,173	—	22,834,173	—
Mutual funds	15,322,175	15,322,175	—	—

Total assets	1,061,213,839	319,961,980	741,251,859	—

Liabilities:
Other financial instruments*:
Equity contracts	(28,022)	(28,022)	—	—

Total liabilities	(28,022)	(28,022)	—	—

Total	$1,061,185,817	$319,933,958	$741,251,859	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 36.3%

Consumer Discretionary - 4.1%
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)[1]	665,140	$409,324
Kroton Educacional S.A. (Brazil)	30,152	146,198

		555,522

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	7,290	338,646
AmRest Holdings S.E. (Poland)*[1]	330	33,943
Elior Group (France)[1,2]	5,855	155,409
Jollibee Foods Corp. (Philippines)[1]	32,560	145,085

		673,083

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	3,260	141,261
LGI Homes, Inc.*	4,435	196,470

		337,731

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	6,370	6,292,159
Ctrip.com International Ltd. - ADR (China)*	4,020	240,115
MakeMyTrip Ltd. (India)*	1,900	61,845
The Priceline Group, Inc.*	5,660	11,481,310
SRP Groupe S.A. (France)*[1,2]	5,315	110,108

		18,185,537

Leisure Products - 0.0%##
Shimano, Inc. (Japan)[1]	1,920	281,492

Media - 1.1%
Informa plc (United Kingdom)[1]	16,300	149,501
JCDecaux S.A. (France)[1]	4,240	150,994
Megacable Holdings S.A.B. de C.V. (Mexico)	33,000	136,838
Surya Citra Media Tbk PT (Indonesia)[1]	340,300	60,271
Twenty-First Century Fox, Inc. - Class A	297,500	8,657,250

		9,154,854

Multiline Retail - 0.0%##
Matahari Department Store Tbk PT (Indonesia)[1]	239,195	227,404

Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd. (China)[1] .	113,980	390,759
Burberry Group plc (United Kingdom)[1]	10,120	228,282
lululemon athletica, Inc.*	85,535	5,272,377

		5,891,418

Total Consumer Discretionary		35,307,041

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples - 3.3%
Beverages - 2.3%
Ambev S.A. - ADR (Brazil)	1,207,251	$7,340,086
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	40,775	4,918,776
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,450	118,414
Diageo plc (United Kingdom)[1]	204,688	6,610,802
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	1,870	188,646
Treasury Wine Estates Ltd. (Australia)[1]	32,136	312,869

		19,489,593

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	36,800	296,706
Puregold Price Club, Inc. (Philippines)[1]	156,000	145,767
Raia Drogasil S.A. (Brazil)	10,165	225,378
Robinsons Retail Holdings, Inc. (Philippines)[1]	87,630	150,498

		818,349

Food Products - 0.2%
Adecoagro S.A. (Argentina)*	9,155	93,106
Danone S.A. (France)[1]	3,356	250,424
Gruma S.A.B de C.V. - Class B (Mexico)	13,280	183,104
Kerry Group plc - Class A (Ireland)[1] .	2,600	233,946
Nestle S.A. (Switzerland)[1]	8,494	716,975
Sao Martinho S.A. (Brazil)	17,875	100,887
Tiger Brands Ltd. (South Africa)[1]	10,350	313,805
Universal Robina Corp. (Philippines)[1]	45,500	145,133

		2,037,380

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)1	3,020	293,627
Unilever Indonesia Tbk PT (Indonesia)[1]	38,900	142,912

		436,539

Personal Products - 0.6%
Beiersdorf AG (Germany)[1]	1,495	164,059
Unilever plc - ADR (United Kingdom)	79,969	4,557,433

		4,721,492

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1] .	33,600	191,974

1

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Japan Tobacco, Inc. (Japan)[1]	8,700	$302,317
KT&G Corp. (South Korea)[1]	1,800	183,346

		677,637

Total Consumer Staples		28,180,990

Energy - 0.9%
Energy Equipment & Services - 0.8%
Nabors Industries Ltd	25,150	193,906
Schlumberger Ltd	98,463	6,754,562
Tenaris S.A. - ADR (Luxembourg)	7,025	221,569

		7,170,037

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	14,574	149,384
Cosan S.A. Industria e Comercio (Brazil)	17,490	201,914
Galp Energia SGPS S.A. (Portugal)[1]	14,340	229,733
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,860	223,340
YPF S.A. - ADR (Argentina)	9,160	185,032

		989,403

Total Energy		8,159,440

Financials - 1.0%
Banks - 0.5%
Banco Macro S.A. - ADR (Argentina)	2,325	201,833
Bankia S.A. (Spain)[1]	24,573	124,197
Banque Cantonale Vaudoise (Switzerland)[1]	195	141,082
BNP Paribas S.A. (France)[1]	2,820	218,537
BPER Banca (Italy)[1]	26,520	145,688
CaixaBank S.A. (Spain)[1]	30,420	158,446
Credit Agricole S.A. (France)[1]	13,380	234,850
Danske Bank A/S (Denmark)[1]	5,370	217,473
Erste Group Bank AG (Austria)[1]	3,460	143,330
Eurobank Ergasias S.A. (Greece)*[1]	128,080	139,788
FinecoBank Banca Fineco S.p.A. (Italy)[1]	24,960	218,757
Grupo Financiero Galicia S.A. - ADR (Argentina)	4,965	180,329
ICICI Bank Ltd. - ADR (India)	35,761	332,935
Jyske Bank A/S (Denmark)[1]	2,315	145,096
KBC Group N.V. (Belgium)[1]	2,630	217,432
Natixis S.A. (France)[1]	29,870	217,051
Raiffeisen Bank International AG (Austria)*[1]	7,370	217,191

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	11,320	$143,360
Svenska Handelsbanken A.B. - Class A (Sweden)[1]	9,565	142,366
Swedbank A.B. - Class A (Sweden)[1] .	5,490	143,165
Sydbank A/S (Denmark)[1]	3,470	144,547

		3,827,453

Capital Markets - 0.5%
Amundi S.A. (France)[1,2]	2,070	160,098
Banca Generali S.p.A. (Italy)[1]	6,435	228,272
BlackRock, Inc.	7,935	3,384,515
EFG International AG (Switzerland)[1] .	29,535	219,310
Euronext N.V. (Netherlands)[1,2]	4,240	247,783
JSE Ltd. (South Africa)[1]	16,500	165,266
Julius Baer Group Ltd. (Switzerland)[1]	2,545	144,065

		4,549,309

Consumer Finance - 0.0%##
Gentera S.A.B. de C.V. (Mexico)	43,955	66,664

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	3,445	143,685

Total Financials		8,587,111

Health Care - 7.6%
Biotechnology - 3.3%
Biogen, Inc.*	28,920	8,374,943
BioMarin Pharmaceutical, Inc.*	77,160	6,769,247
China Biologic Products Holdings, Inc. (China)*	2,965	295,017
Regeneron Pharmaceuticals, Inc.*	9,460	4,650,725
Seattle Genetics, Inc.*	93,155	4,704,327
Vertex Pharmaceuticals, Inc.*	19,450	2,952,899

		27,747,158

Health Care Equipment & Supplies - 1.0%
Essilor International S.A. (France)[1]	2,275	288,029
Medtronic plc	98,175	8,243,755
Osstem Implant Co. Ltd. (South Korea)*[1]	4,360	234,326

		8,766,110

Health Care Providers & Services - 1.0%
DaVita, Inc.*	49,355	3,197,217
Express Scripts Holding Co.*[3]	69,290	4,340,326
Fleury S.A. (Brazil)	26,270	249,360
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	3,200	301,760

2

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
KPJ Healthcare Berhad (Malaysia)[1]	238,490	$231,651
Orpea (France)[1]	3,145	360,646
Siloam International Hospitals Tbk PT (Indonesia)*[1]	99,800	72,281

		8,753,241

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.	4,311	141,573
QIAGEN N.V.[1]	5,442	180,507
Tecan Group AG (Switzerland)[1]	1,235	230,332

		552,412

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	58,960	3,354,824
Johnson & Johnson	47,930	6,361,270
Kalbe Farma Tbk PT (Indonesia)[1]	1,827,210	237,801
Novartis AG - ADR (Switzerland)	100,925	8,598,810
Perrigo Co. plc.	4,310	322,905

		18,875,610

Total Health Care		64,694,531

Industrials - 2.9%
Aerospace & Defense - 0.7%
Arconic, Inc	179,120	4,440,385
Korea Aerospace Industries Ltd. (South Korea)[1]	4,032	186,505
LIG Nex1 Co. Ltd. (South Korea)[1]	5,170	378,288
QinetiQ Group plc (United Kingdom)[1]	63,465	201,862
Safran S.A. (France)[1]	2,860	270,586
Thales S.A. (France)[1]	2,720	301,125

		5,778,751

Air Freight & Logistics - 0.8%
FedEx Corp	31,755	6,605,993

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	2,684	304,178

Building Products - 0.0%##
Cie de Saint-Gobain (France)[1]	5,395	299,350
Geberit AG (Switzerland)[1]	310	149,096

		448,446

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	117,280	152,935
Elis S.A. (France)[1]	6,620	160,062

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
SPIE S.A. (France)[1]	10,880	$305,808

		618,805

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	3,545	343,388
Vinci S.A. (France)[1]	5,390	482,653

		826,041

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	3,705	502,773

Machinery - 0.1%
FANUC Corp. (Japan)[1]	1,099	224,696
Jungheinrich AG (Germany)[1]	5,930	235,313
Metso OYJ (Finland)[1]	4,135	131,549
The Weir Group plc (United Kingdom)[1]	15,510	375,413

		966,971

Professional Services - 0.9%
Applus Services S.A. (Spain)[1]	29,710	382,657
Intertek Group plc (United Kingdom)[1]	60	3,404
Nielsen Holdings plc	145,580	6,261,396
Randstad Holding N.V. (Netherlands)[1]	3,710	223,697
RELX plc (United Kingdom)[1]	7,580	165,102
SGS S.A. (Switzerland)[1]	130	287,324

		7,323,580

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	10,270	220,644
Brenntag AG (Germany)[1]	5,373	304,472
Howden Joinery Group plc (United Kingdom)1	17,880	100,286

		625,402

Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[1,2]	1,500	293,171
Malaysia Airports Holdings Berhad (Malaysia)1	73,600	150,414

		443,585

Total Industrials		24,444,525

Information Technology - 9.7%
Electronic Equipment, Instruments & Components - 0.2%
China Railway Signal & Communication Corp. Ltd. - Class H(China)[1,2]	92,000	71,891

3

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Halma plc (United Kingdom)[1]	9,690	$140,453
Hexagon A.B. (Sweden)[1]	3,350	165,528
Hitachi Ltd. (Japan)[1]	61,660	424,209
Hollysys Automation Technologies Ltd. (China)	8,365	160,357
Keyence Corp. (Japan)[1]	1,406	649,452

		1,611,890

Internet Software & Services - 3.5%
Alibaba Group Holding Ltd. - ADR (China)*	4,820	746,859
Alphabet, Inc. - Class A*[3]	4,960	4,689,680
Alphabet, Inc. - Class C*	5,080	4,726,940
Facebook, Inc. - Class A*	79,780	13,502,765
MiX Telematics Ltd. - ADR (South Africa)	17,329	141,058
NetEase, Inc. - ADR (China)	980	305,054
Tencent Holdings Ltd. - Class H (China)[1]	149,410	5,963,548

		30,075,904

IT Services - 1.7%
Altran Technologies S.A. (France)[1]	17,815	313,247
Amdocs Ltd. - ADR	5,470	367,420
InterXion Holding N.V. - ADR (Netherlands)*	4,535	217,090
MasterCard, Inc. - Class A	51,250	6,549,750
Sopra Steria Group (France)[1]	1,395	241,244
Visa, Inc. - Class A3	66,740	6,644,634

		14,333,385

Semiconductors & Semiconductor Equipment - 1.5%
Qorvo, Inc.*	73,160	5,015,850
Skyworks Solutions, Inc	76,530	8,025,701
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,100	255,316

		13,296,867

Software - 2.7%
Dassault Systemes S.E. (France)[1]	2,460	241,319
Electronic Arts, Inc.*	30,650	3,578,081
Microsoft Corp.	69,120	5,025,024
salesforce.com, Inc.*	45,800	4,158,640
ServiceNow, Inc.*	89,865	9,925,589
Sophos Group plc (United Kingdom)[1,2]	38,135	227,222

		23,155,875

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	260	$559,125

Total Information Technology		83,033,046

Materials - 3.9%
Chemicals - 1.6%
Akzo Nobel N.V. (Netherlands)[1]	4,600	416,455
Ashland Global Holdings, Inc.	49,120	3,191,326
Croda International plc (United
Kingdom)[1]	4,520	220,557
D&L Industries, Inc. (Philippines)[1]	536,100	130,234
LG Chem Ltd. (South Korea)[1]	355	104,077
Monsanto Co	81,280	9,495,130
Solvay S.A. (Belgium)[1]	1,800	258,085

		13,815,864

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	9,645	221,720

Containers & Packaging - 1.0%
Ball Corp.	101,250	4,242,375
Sealed Air Corp.	93,885	4,084,936

		8,327,311

Metals & Mining - 1.3%
Antofagasta plc (Chile)[1]	129,515	1,617,389
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	10,900	133,416
First Quantum Minerals Ltd. (Zambia)	168,245	1,859,568
Freeport-McMoRan, Inc.*	210,440	3,076,633
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	170,970	556,535
Lundin Mining Corp. (Canada)	261,015	1,877,926
Southern Copper Corp. (Peru)	49,110	1,931,987

		11,053,454

Paper & Forest Products - 0.0%##
Duratex S.A. (Brazil)	25,200	64,650

Total Materials		33,482,999

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITS) - 2.2%
Acadia Realty Trust	3,310	98,439
Agree Realty Corp.	3,665	180,208
Alexandria Real Estate Equities, Inc.	3,220	390,425
American Campus Communities, Inc.	4,120	197,513
American Homes 4 Rent - Class A	9,030	207,780

4

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. - Class A	6,825	$310,879
AvalonBay Communities, Inc.	2,075	399,126
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	5,555	103,736
Boston Properties, Inc.	1,535	185,597
Brandywine Realty Trust	13,475	226,515
Brixmor Property Group, Inc.	4,950	96,971
Camden Property Trust	1,720	154,284
CatchMark Timber Trust, Inc. - Class A	12,180	140,192
Cedar Realty Trust, Inc.	24,485	126,832
Chesapeake Lodging Trust	5,885	148,479
Colony NorthStar, Inc. - Class A	13,863	202,954
Columbia Property Trust, Inc.	5,170	112,448
Community Healthcare Trust, Inc.	16,250	412,263
CoreCivic, Inc.	11,760	325,752
Cousins Properties, Inc.	25,005	229,796
Crown Castle International Corp.	1,840	185,067
CubeSmart	11,440	282,110
DDR Corp.	8,440	86,004
Digital Realty Trust, Inc.	2,895	333,909
Douglas Emmett, Inc.	4,990	190,917
Education Realty Trust, Inc.	5,108	191,805
EPR Properties	1,955	141,503
Equinix, Inc.	1,630	734,690
Equity Commonwealth*	7,050	222,639
Equity LifeStyle Properties, Inc.	1,650	144,045
Equity Residential	4,110	279,727
Essex Property Trust, Inc.	465	121,691
Extra Space Storage, Inc.	1,370	108,915
Forest City Realty Trust, Inc. - Class A	6,175	150,546
GGP, Inc.	10,130	229,039
Global Medical REIT, Inc.	18,430	171,399
HCP, Inc.	8,250	261,112
Healthcare Trust of America, Inc. - Class A	5,730	175,281
Hibernia REIT plc (Ireland)[1]	74,520	123,768
Host Hotels & Resorts, Inc.	7,250	135,285
Klepierre (France)[1]	2,560	104,185
Lamar Advertising Co. - Class A	1,900	134,083
LaSalle Hotel Properties	3,415	100,879
Life Storage, Inc.	2,840	207,434
The Macerich Co.	2,255	129,414
Mid-America Apartment Communities, Inc.	3,020	312,661

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
National Retail Properties, Inc.	3,735	$149,325
National Storage Affiliates Trust	4,790	109,978
Outfront Media, Inc.	10,632	243,154
Physicians Realty Trust	15,135	281,814
Prologis, Inc.	7,495	455,771
Public Storage	855	175,762
Regency Centers Corp.	2,536	167,934
Retail Opportunity Investments Corp.	5,130	104,036
Rexford Industrial Realty, Inc.	7,955	226,877
Simon Property Group, Inc.	3,650	578,525
STAG Industrial, Inc.	8,160	222,686
Starwood Waypoint Homes	5,695	199,097
STORE Capital Corp.	6,985	163,379
Sun Communities, Inc.	1,590	141,526
Sunstone Hotel Investors, Inc.	8,995	146,439
Terreno Realty Corp.	6,650	230,223
UDR, Inc.	5,210	203,659
Urban Edge Properties	9,700	243,761
Ventas, Inc.	4,770	321,260
VEREIT, Inc.	17,675	146,879
Welltower, Inc.	4,025	295,395
Weyerhaeuser Co.	129,602	4,279,458

Total Real Estate		18,595,235

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
Iliad S.A. (France)[1]	810	200,940
Link Net Tbk PT (Indonesia)[1]	172,200	65,266
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	841,100	295,621
Zayo Group Holdings, Inc.*	151,230	4,958,832

		5,520,659

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	22,003	389,013
XL Axiata Tbk PT (Indonesia)*[1]	471,575	118,932

		507,945

Total Telecommunication Services		6,028,604

Utilities - 0.0%##
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	5,745	312,241

TOTAL COMMON STOCKS
(Identified Cost $267,096,285)		310,825,763

5

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 19.0%

Non-Convertible Corporate Bonds - 19.0%
Consumer Discretionary - 1.9%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,450,000	$2,614,701

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	505,000	527,725
Century Communities, Inc.[2], 5.875%, 7/15/2025	245,000	245,612
Meritage Homes Corp.[2], 5.125%, 6/6/2027	230,000	233,162
NVR, Inc., 3.95%, 9/15/2022	2,748,000	2,886,461
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	335,000	343,375
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	180,000	191,700
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	280,000	274,400

		4,702,435

Internet & Direct Marketing Retail - 0.4%
The Priceline Group, Inc., 3.60%, 6/1/2026	3,450,000	3,518,272

Media - 0.4%
Comcast Corp., 4.40%, 8/15/2035	1,660,000	1,799,495
CSC Holdings, LLC, 5.25%, 6/1/2024	330,000	342,705
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	310,000	325,500
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	285,000	297,113
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	485,000	517,131

		3,281,944

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,680,000	1,719,008

Total Consumer Discretionary		15,836,360

Consumer Staples - 1.0%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,056,000	3,222,305
PepsiCo, Inc., 3.10%, 7/17/2022	1,635,000	1,698,181

		4,920,486

	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	445,000	$437,213
CVS Health Corp., 3.50%, 7/20/2022	2,470,000	2,581,777

		3,018,990

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	240,000	247,752

Total Consumer Staples		8,187,228

Energy - 2.9%
Energy Equipment & Services - 0.5%
McDermott International, Inc.[2], 8.00%, 5/1/2021	450,000	458,438
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	3,375,000	3,531,181
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	325,000	306,312

		4,295,931

Oil, Gas & Consumable Fuels - 2.4%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,430,000	3,547,625
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	355,000	406,475
Chevron Corp., 1.79%, 11/16/2018	1,620,000	1,626,689
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	1,540,000	1,652,015
ConocoPhillips Co., 3.35%, 5/15/2025	1,660,000	1,697,458
Continental Resources, Inc., 3.80%, 6/1/2024	240,000	222,000
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	330,000	326,700
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	1,660,000	1,684,540
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	400,000	424,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	315,000	331,538
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	455,000	443,625
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	3,475,000	3,606,060
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.25%, 6/15/2025	245,000	240,100

6

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	1,475,000	$1,668,077
Rockies Express Pipeline, LLC[2] , 5.625%, 4/15/2020	310,000	327,924
SemGroup Corp.[2] , 6.375%, 3/15/2025	305,000	301,950
Southwestern Energy Co., 6.70%, 1/23/2025	235,000	231,402
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2] , 5.50%, 9/15/2024	365,000	373,669
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	1,500,000	1,586,212

		20,698,059

Total Energy		24,993,990

Financials - 6.1%
Banks - 3.1%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	2,200,000	2,262,737
Bank of America Corp., 4.00%, 1/22/2025	2,530,000	2,606,662
Barclays Bank plc (United Kingdom)[2] , 10.179%, 6/12/2021	1,300,000	1,630,204
Citigroup, Inc., 3.875%, 3/26/2025	3,505,000	3,548,732
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	1,670,000	1,710,466
JPMorgan Chase & Co. [5] , 2.776%, 4/25/2023	3,475,000	3,490,881
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021	6,700,000	6,610,662
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	3,531,000	3,673,448
Popular, Inc., 7.00%, 7/1/2019	645,000	680,475
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 450,000	366,486

		26,580,753

Capital Markets - 1.4%
The Goldman Sachs Group, Inc.[5] , 2.80%, 11/29/2023	3,530,000	3,641,195
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,695,000	1,763,920
Morgan Stanley[5] , 2.373%, 5/8/2024	2,550,000	2,566,618
Morgan Stanley, 5.00%, 11/24/2025	2,315,000	2,528,839
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	1,680,000	1,720,777

		12,221,349

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024	350,000	$363,125

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	2,985,000	3,168,336
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	345,000	359,124
Jefferies Finance LLC - JFIN Co-Issuer Corp. [2] , 7.375%, 4/1/2020	265,000	272,288
LPL Holdings, Inc. [2] , 5.75%, 9/15/2025	210,000	219,975

		4,019,723

Insurance - 1.0%
American International Group, Inc., 4.125%, 2/15/2024	2,400,000	2,551,342
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,640,000	3,918,573
Prudential Financial, Inc.[6] , 5.875%, 9/15/2042	1,490,000	1,659,487

		8,129,402

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2] , 5.875%, 8/1/2021	535,000	547,037

Total Financials		51,861,389

Health Care - 0.7%
Biotechnology - 0.6%
AbbVie, Inc., 1.80%, 5/14/2018	1,630,000	1,632,383
AMAG Pharmaceuticals, Inc.[2] , 7.875%, 9/1/2023	435,000	428,475
Express Scripts Holding Co., 3.50%, 6/15/2024	2,465,000	2,522,752
Horizon Pharma, Inc. - Horizon Pharma USA, Inc. [2] , 8.75%, 11/1/2024	330,000	337,012

		4,920,622

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2] , 5.00%, 2/15/2025	225,000	231,188

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	245,000	248,626

7

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
LifePoint Health, Inc., 5.375%, 5/1/2024	350,000	$364,910

		613,536

Pharmaceuticals - 0.0%##
Concordia International Corp. (Canada)[2] , 7.00%, 4/15/2023	475,000	85,500
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2] , 5.625%, 10/15/2023	375,000	359,063

		444,563

Total Health Care		6,209,909

Industrials - 1.6%
Aerospace & Defense - 0.1%
Arconic, Inc., 5.87%, 2/23/2022	350,000	384,125

Air Freight & Logistics - 0.0%##
Neovia Logistics Services LLC -
Logistics Intermediate Finance
Corp.[7,8] , 10.00%, 4/1/2020	450,960	193,913

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	335,000	345,888
American Airlines Group, Inc.[2] , 5.50%, 10/1/2019	200,000	210,120
Southwest Airlines Co., 2.75%, 11/6/2019	1,225,000	1,244,914
Southwest Airlines Co., 2.65%, 11/5/2020	640,000	649,562

		2,450,484

Building Products - 0.0%##
Airxcel, Inc.[2] , 8.50%, 2/15/2022	340,000	360,400

Commercial Services & Supplies - 0.0%##
Covanta Holding Corp., 5.875%, 7/1/2025	345,000	336,806

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,620,000	1,682,854
Tutor Perini Corp.[2] , 6.875%, 5/1/2025	330,000	354,750

		2,037,604

Industrial Conglomerates - 0.8%
General Electric Co.[5] , 1.692%, 5/5/2026	3,710,000	3,627,634

	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij
N.V. (Germany)[2] , 2.90%, 5/27/2022	3,450,000	$3,539,434

		7,167,068

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	335,000	353,425
Xerium Technologies, Inc., 9.50%, 8/15/2021	245,000	259,088

		612,513

Trading Companies & Distributors - 0.1%
Aircastle Ltd., 5.50%, 2/15/2022	200,000	217,000
International Lease Finance Corp., 6.25%, 5/15/2019	230,000	246,624

		463,624

Total Industrials		14,006,537

Information Technology - 1.2%
Internet Software & Services - 0.5%
Activision Blizzard, Inc., 3.40%, 6/15/2027	3,420,000	3,424,692
Nuance Communications, Inc.[2] , 5.625%, 12/15/2026	340,000	362,100
VeriSign, Inc., 5.25%, 4/1/2025	220,000	234,300

		4,021,092

IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,665,000	1,689,304
Visa, Inc., 2.80%, 12/14/2022	2,540,000	2,595,832

		4,285,136

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.00%, 5/20/2022	1,660,000	1,712,456

Total Information Technology		10,018,684

Materials - 1.8%
Chemicals - 0.4%
The Dow Chemical Co., 8.55%, 5/15/2019	1,425,000	1,591,565
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2] , 8.375%, 12/1/2022	285,000	292,838
NOVA Chemicals Corp. (Canada)[2] , 4.875%, 6/1/2024	240,000	241,500

8

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Solvay Finance America LLC
(Belgium)[2] , 3.40%, 12/3/2020	1,359,000	$1,408,904

		3,534,807

Metals & Mining - 1.2%
Anglo American Capital plc (United Kingdom)[2] , 3.625%, 5/14/2020	245,000	251,125
Corp Nacional del Cobre de Chile (Chile)[2] , 4.50%, 9/16/2025	3,290,000	3,512,906
Ferroglobe plc - Globe Specialty Metals, Inc.[2] , 9.375%, 3/1/2022	175,000	188,125
First Quantum Minerals Ltd. (Zambia)[2] , 7.50%, 4/1/2025	200,000	205,300
Glencore Funding LLC (Switzerland)[2] , 4.625%, 4/29/2024.	3,264,000	3,459,840
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	210,000	223,059
Petra Diamonds US Treasury plc (South Africa)[2] , 7.25%, 5/1/2022	325,000	333,369
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,740,000	1,790,953
Techniplas LLC[2] , 10.00%, 5/1/2020	315,000	269,325

		10,234,002

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,595,000	1,673,874

Total Materials		15,442,683

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.30%, 2/15/2021	3,455,000	3,556,881
Crown Castle Towers LLC [2] , 6.113%, 1/15/2020	1,200,000	1,291,359
Crown Castle Towers LLC [2] , 3.222%, 5/15/2022	600,000	613,284
GTP Acquisition Partners I LLC [2] , 2.35%, 6/15/2020	681,000	674,258

Total Real Estate		6,135,782

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 3.90%, 8/14/2027	3,250,000	3,246,588
CenturyLink, Inc., 7.50%, 4/1/2024	220,000	238,975
Frontier Communications Corp., 11.00%, 9/15/2025	345,000	316,106
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	455,000	477,181
Inmarsat Finance plc (United
Kingdom)[2] , 4.875%, 5/15/2022	455,000	465,238

	PRINCIPAL AMOUNT4 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 4.125%, 3/16/2027	3,210,000	$3,300,493

		8,044,581

Wireless Telecommunication Services - 0.1%
SBA Tower Trust [2] , 3.598%, 4/10/2018	710,000	710,386

Total Telecommunication Services		8,754,967

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain) [2] , 7.00%, 11/15/2019	645,000	685,313
NRG Yield Operating LLC, 5.00%, 9/15/2026	220,000	223,850

Total Utilities		909,163

TOTAL CORPORATE BONDS (Identified Cost $160,188,816)		162,356,692

MUTUAL FUNDS - 0.2%
Global X MSCI Argentina ETF	5,390	160,083
Global X MSCI Greece ETF	24,795	252,413
iShares MSCI Eurozone ETF	13,785	573,869
iShares MSCI South Korea Capped ETF	8,568	597,190

TOTAL MUTUAL FUNDS (Identified Cost $1,441,849)		1,583,555

U.S. TREASURY SECURITIES - 19.9%
U.S. Treasury Bonds - 4.0%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,500,000	9,246,250
U.S. Treasury Bond, 4.75%, 2/15/2037	10,400,000	13,767,406
U.S. Treasury Bond, 2.50%, 2/15/2045	7,600,000	7,019,907
U.S. Treasury Inflation Indexed
Bond, 0.75%, 2/15/2042	4,548,936	4,316,849

Total U.S. Treasury Bonds
(Identified Cost $35,176,612)		34,350,412

U.S. Treasury Notes - 15.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	6,879,839	6,905,659
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	4,382,520	4,365,542

9

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.375%, 4/30/2020	21,209,000	$21,158,459
U.S. Treasury Note, 1.375%, 4/30/2021	22,600,000	22,360,756
U.S. Treasury Note, 1.125%, 7/31/2021	29,984,000	29,308,191
U.S. Treasury Note, 1.75%, 4/30/2022	20,674,000	20,608,588
U.S. Treasury Note, 1.625%, 4/30/2023	22,525,000	22,116,734
U.S. Treasury Note, 1.625%, 5/15/2026	9,900,000	9,405,772

Total U.S. Treasury Notes (Identified Cost $136,357,226)		136,229,701

TOTAL U.S. TREASURY SECURITIES (Identified Cost $171,533,838)		170,580,113

ASSET-BACKED SECURITIES - 3.0%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2] , 1.639%, 2/15/2021	201,024	199,265
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	2,600,000	2,584,392
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	2,819,388	2,815,265
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2 , 2.00%, 12/10/2023	477,138	474,752
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2] , 1.99%, 5/15/2029	1,100,000	1,100,292
Colony American Homes, Series 2015-1A, Class A2,5 , 2.426%, 7/17/2032	1,257,768	1,265,907
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2 , 2.56%, 10/15/2025	1,575,000	1,580,414
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	3,415,000	3,414,981
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[2] , 1.05%, 3/20/2020	108,727	108,642
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2] , 1.59%, 2/22/2021	1,430,397	1,430,395

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Home Partners of America Trust, Series 2016-1, Class A2,5 , 2.876%, 3/17/2033	943,562	$956,759
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	3,256,505	3,251,208
Invitation Homes Trust, Series 2015-SFR3, Class A2,5 , 2.526%, 8/17/2032	2,390,316	2,407,084
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2 , 1.92%, 10/15/2019	1,400,000	1,400,906
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2 , 1.55%, 3/26/2040	1,237,892	1,234,867
Tax Ease Funding LLC, Series 2016-1A, Class A2 , 3.131%, 6/15/2028	518,726	518,561
Tricon American Homes Trust, Series 2016-SFR1, Class A2 , 2.589%, 11/17/2033	1,420,000	1,413,357

TOTAL ASSET-BACKED SECURITIES (Identified Cost $26,135,531)		26,157,047

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	169,077	174,326
BWAY Mortgage Trust, Series 2015-1740, Class A2 , 2.917%, 1/10/2035	3,350,000	3,327,140
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,5] , 2.50%, 5/25/2043	1,361,715	1,297,619
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,5] , 2.13%, 2/25/2043	1,026,010	983,513
FDIC Trust, Series 2011-R1, Class A2 , 2.672%, 7/25/2026	330,557	332,396
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5] , 1.317%, 8/25/2020	15,936,429	534,992
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5] , 1.191%, 4/25/2021	8,370,314	315,981
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5] , 1.531%, 10/25/2021	5,636,306	299,565

10

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO) [5] , 1.358%, 12/25/2021	8,413,186	$408,686

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO) [5] , 1.472%, 6/25/2022	12,155,987	721,177

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2 [5] , 3.32%, 2/25/2023	2,900,000	3,046,371

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO) [5] , 0.211%, 4/25/2023	62,974,889	660,644

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO) [5] , 0.112%, 5/25/2023	39,847,306	247,679

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 [5] , 3.06%, 7/25/2023	4,735,000	4,910,299

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2 [5] , 3.458%, 8/25/2023	4,310,000	4,561,265

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO) [5] , 1.546%, 10/25/2018	8,238,235	121,193

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	3,650,000	3,743,922

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,280,000	2,343,465

FREMF Mortgage Trust, Series 2011-K701, Class B [2,5] , 4.237%, 7/25/2048	750,000	751,491

FREMF Mortgage Trust, Series 2011-K702, Class B [2,5] , 4.765%, 4/25/2044	885,000	897,269

FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO) [2] , 0.10%, 6/25/2046	155,705,551	692,734

FREMF Mortgage Trust, Series 2013-K502, Class B [2,5] , 2.353%, 3/25/2045	774,227	773,169

	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2013-K712, Class B [2,5] , 3.365%, 5/25/2045	885,000	$904,213

FREMF Mortgage Trust, Series 2014-K37, Class B [2,5] , 4.558%, 1/25/2047	1,977,000	2,147,457

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX [2,5] , 3.495%, 12/15/2034	2,300,000	2,352,443

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX [2,5] , 3.495%, 12/15/2034	1,000,000	1,014,744

GS Mortgage Securities Trust, Series 2010-C2, Class A1 [2] , 3.849%, 12/10/2043	105,471	108,381

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2 [2,5] , 3.00%, 3/25/2043	729,000	728,317

JP Morgan Mortgage Trust, Series 2013-2, Class A2 [2,5] , 3.50%, 5/25/2043	846,885	864,485

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1 [2,5] , 3.00%, 6/25/2029	1,174,436	1,187,878

Motel 6 Trust, Series 2015-MTL6, Class B2 , 3.298%, 2/5/2030	2,100,000	2,100,720

New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,5] , 3.75%, 11/25/2054	1,016,941	1,030,424

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,5] , 3.75%, 8/25/2055	1,253,914	1,301,167

New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,5] , 3.75%, 11/25/2056	1,284,128	1,329,812

OBP Depositor LLC Trust, Series 2010-OBP, Class A [2] , 4.646%, 7/15/2045	115,000	122,488

SCG Trust, Series 2013-SRP1, Class AJ2,5 , 3.109%, 11/15/2026	3,550,000	3,531,761

Sequoia Mortgage Trust, Series 2013-2, Class A [5] , 1.874%, 2/25/2043	909,876	862,818

Sequoia Mortgage Trust, Series 2013-7, Class A2 [5] , 3.00%, 6/25/2043	802,429	801,677

Sequoia Mortgage Trust, Series 2013-8, Class A1 [5] , 3.00%, 6/25/2043	1,109,178	1,097,234

Starwood Retail Property Trust, Series 2014-STAR, Class A [2,5] , 2.446%, 11/15/2027	2,116,000	2,110,671

11

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2016-5, Class A1[2,5] , 2.50%, 10/25/2056		2,305,898	$2,310,261
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028		350,000	369,899
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043		545,000	577,563
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		724,973	725,379
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,5] , 3.50%, 1/20/2045		1,263,843	1,288,527
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,5] , 3.50%, 3/20/2045		1,214,490	1,238,543

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $60,430,814)			61,251,758

FOREIGN GOVERNMENT BONDS - 2.3%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,232,751
Canada Housing Trust No. 1 (Canada)[2] , 4.10%, 12/15/2018	CAD	390,000	324,478
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	128,400
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	421,111
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,743,496
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	393,072
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	430,040
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	574,742
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	222,969
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	361,338
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	74,767
Province of Ontario (Canada), 2.00%, 9/27/2018		1,700,000	1,709,093
Province of Ontario (Canada), 1.25%, 6/17/2019		1,500,000	1,488,963

	PRINCIPAL
	AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	$645,343
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,700,000	3,659,522
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	501,767
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	644,577

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $20,829,680)			19,556,429

U.S. GOVERNMENT AGENCIES - 9.7%

Mortgage-Backed Securities - 7.2%

Fannie Mae, Pool #888468, 5.50%, 9/1/2021		392,509	411,028
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		25,262	26,200
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		41,029	43,407
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		270,459	283,032
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		50,899	53,916
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		474,093	496,201
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		33,721	36,020
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		995,271	1,077,906
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		787,909	853,204
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,572,942	1,671,372
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035		3,149,437	3,350,859
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		781,556	874,730
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		253,660	288,917
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		945,574	1,073,161
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		557,891	634,855
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		1,480,121	1,684,812
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		191,228	217,337
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		64,915	73,995

12

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	169,551	$189,046
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,233,671	1,329,217
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	870,229	989,021
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,133,181	1,286,330
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,321,466	1,396,612
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	884,651	934,723
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,341,467	2,531,870
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	2,551,577	2,746,263
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,202,826	1,270,667
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,677,076	1,800,184
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,212,471	1,281,139
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,939,354	3,028,247
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,771,143	1,824,707
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	981,192	1,010,866
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,019,715	1,095,271
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	935,468	1,008,835
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	2,683,846	2,990,788
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	107,190	110,239
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	52,934	56,192
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	37,925	40,282
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	28,359	30,213
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	50,200	53,364
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	22,714	24,157
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	891,712	965,028
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,149,847	1,244,564

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	1,869,777	$1,993,549
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,345,210	1,434,324
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,872	2,086
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	282,263	317,910
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	338,838	383,454
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	338,181	376,895
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	411,243	457,926
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	173,847	193,536
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	214,780	241,385
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	204,277	231,905
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,482,283	2,672,249
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,451,455	1,535,206
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,605,898	2,756,599
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,945,133	2,005,612
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	970,561	1,022,765
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	972,749	1,025,119
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	2,266,626	2,430,786
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	584	586

Total Mortgage-Backed Securities
(Identified Cost $61,090,061)		61,470,669

Other Agencies—2.5%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $21,904,412)	20,785,000	21,358,770

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $82,994,473)		82,829,439

13

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash
Management[9] , 0.91%,
(Identified Cost $18,725,888)	18,725,888	$18,725,888

TOTAL INVESTMENTS - 99.8%
(Identified Cost $809,377,174)		853,866,684
OTHER ASSETS, LESS LIABILITIES - 0.2%		1,347,923

NET ASSETS - 100%		$855,214,607

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##

Arconic, Inc., Strike $28, Expiring
August 18, 2017
(Premiums Received $17,062)	578	$(4,046)

PUT OPTIONS WRITTEN - 0.0%##

Amazon.com, Inc., Strike $930, Expiring September 15, 2017	17	(17,969)
Facebook, Inc., Strike $148, Expiring August 11, 2017	109	(1,090)
Qorvo, Inc., Strike $60, Expiring August 18, 2017	265	(15,370)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $45,355)		$(34,429)

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

GBP - British Pound

IO - Interest Only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $84,309,795 or 9.9%, of the Series’ net assets as of July 31, 2017.

3A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2017, the total value of such securities was $12,522,788. 4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of July 31, 2017.

6The rate shown is a fixed rate as of July 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022. 7Represents a Payment-In-Kind bond.

8Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired March 23, 2017 at a cost of $254,702 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $193,913, or less than 0.1%, of the Series’ net assets as of July 31, 2017.

9Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

14

Investment Portfolio - July 31, 2017

(unaudited)

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$810,236,277
Unrealized appreciation	55,569,865
Unrealized depreciation	(11,939,458)

Net unrealized appreciation	$43,630,407

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$35,307,041	$32,484,562	$2,822,479	$—
Consumer Staples	28,180,990	12,807,054	15,373,936	—
Energy	8,159,440	7,929,707	229,733	—
Financials	8,587,111	4,166,276	4,420,835	—
Health Care	64,694,531	62,557,198	2,137,333	—
Industrials	24,444,525	17,611,952	6,832,573	—
Information Technology	83,033,046	74,035,808	8,997,238	—
Materials	33,482,999	30,514,482	2,968,517	—
Real Estate	18,595,235	18,263,546	331,689	—
Telecommunication Services	6,028,604	5,347,845	680,759	—
Utilities	312,241	312,241	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	253,409,552	—	253,409,552	—
Corporate debt:
Consumer Discretionary	15,836,360	—	15,836,360	—
Consumer Staples	8,187,228	—	8,187,228	—
Energy	24,993,990	—	24,993,990	—
Financials	51,861,389	—	51,861,389	—
Health Care	6,209,909	—	6,209,909	—
Industrials	14,006,537	—	14,006,537	—
Information Technology	10,018,684	—	10,018,684	—
Materials	15,442,683	—	15,442,683	—
Real Estate	6,135,782	—	6,135,782	—
Telecommunication Services	8,754,967	—	8,754,967	—
Utilities	909,163	—	909,163	—
Asset-backed securities	26,157,047	—	26,157,047	—

15

Investment Portfolio - July 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$61,251,758	$—	$61,251,758	$—
Foreign government bonds	19,556,429	—	19,556,429	—
Mutual funds	20,309,443	20,309,443	—	—

Total assets	853,866,684	286,340,114	567,526,570	—

Liabilities:
Other financial instruments*: Equity contracts	(38,475)	(38,475)	—	—

Total liabilities	(38,475)	(38,475)	—	—

Total	$853,828,209	$286,301,639	$567,526,570	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 47.9%

Consumer Discretionary - 5.5%
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)[1]	962,000	$592,010
Kroton Educacional S.A. (Brazil)	42,729	207,181

		799,191

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	10,220	474,755
AmRest Holdings S.E. (Poland)*[1]	470	48,343
Elior Group (France)[1,2]	8,370	222,164
Jollibee Foods Corp. (Philippines)[1]	47,030	209,563

		954,825

Household Durables - 0.1%
Kaufman & Broad S.A. (France)[1]	4,573	198,155
LGI Homes, Inc.*	5,375	238,112

		436,267

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	8,990	8,880,142
Ctrip.com International Ltd. - ADR (China)*	5,635	336,579
MakeMyTrip Ltd. (India)*	2,735	89,024
The Priceline Group, Inc.*	8,020	16,268,570
SRP Groupe S.A. (France)*[1,2]	7,460	154,545

		25,728,860

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	2,700	395,848

Media - 1.4%
Informa plc (United Kingdom)[1]	23,540	215,905
JCDecaux S.A. (France)[1]	5,980	212,958
Megacable Holdings S.A.B. de C.V. (Mexico)	46,200	191,573
Surya Citra Media Tbk PT (Indonesia)[1]	499,600	88,485
Twenty-First Century Fox, Inc. - Class A	420,900	12,248,190

		12,957,111

Multiline Retail - 0.0%##
Matahari Department Store Tbk PT (Indonesia)[1]	340,130	323,364

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)[1]	172,000	589,670
Burberry Group plc (United Kingdom)[1]	14,180	319,865
lululemon athletica, Inc.*	121,129	7,466,392

		8,375,927

Total Consumer Discretionary		49,971,393

	SHARES	VALUE
COMMON STOCKS (continued)

Consumer Staples - 4.4%
Beverages - 3.1%
Ambev S.A. - ADR (Brazil)	1,716,493	$10,436,277
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	59,374	7,162,414
Cia Cervecerias Unidas S.A. - ADR (Chile)	6,390	170,038
Diageo plc (United Kingdom)[1]	298,265	9,633,056
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	2,750	277,420
Treasury Wine Estates Ltd. (Australia)[1]	46,419	451,921

		28,131,126

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings
Ltd. (Hong Kong)[1]	51,520	415,388
Puregold Price Club, Inc. (Philippines)[1]	225,310	210,530
Raia Drogasil S.A. (Brazil)	14,255	316,062
Robinsons Retail Holdings, Inc. (Philippines)[1]	126,560	217,357

		1,159,337

Food Products - 0.3%
Adecoagro S.A. (Argentina)*	13,010	132,312
Danone S.A. (France)[1]	4,728	352,803
Gruma S.A.B de C.V. - Class B (Mexico)	18,690	257,697
Kerry Group plc - Class A (Ireland)[1]	3,740	336,522
Nestle S.A. (Switzerland)[1]	11,941	1,007,934
Sao Martinho S.A. (Brazil)	25,405	143,386
Tiger Brands Ltd. (South Africa)[1]	15,590	472,678
Universal Robina Corp. (Philippines)[1]	64,695	206,361

		2,909,693

Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	4,330	420,995
Unilever Indonesia Tbk PT (Indonesia)[1]	55,600	204,264

		625,259

Personal Products - 0.7%
Beiersdorf AG (Germany)[1]	2,160	237,035
Unilever plc - ADR (United Kingdom)	113,209	6,451,781

		6,688,816

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	47,745	272,792

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Japan Tobacco, Inc. (Japan)[1]	12,300	$427,414
KT&G Corp. (South Korea)[1]	2,630	267,888

		968,094

Total Consumer Staples		40,482,325

Energy - 1.2%
Energy Equipment & Services - 1.1%
Nabors Industries Ltd.	35,295	272,124
Schlumberger Ltd.	132,161	9,066,245
Tenaris S.A. - ADR (Luxembourg)	9,855	310,827

		9,649,196

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	20,971	214,953
Cosan S.A. Industria e Comercio (Brazil)	25,440	293,694
Galp Energia SGPS S.A. (Portugal)[1]	20,120	322,332
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,415	313,312
YPF S.A. - ADR (Argentina)	12,850	259,570

		1,403,861

Total Energy		11,053,057

Financials - 1.3%
Banks - 0.6%
Banco Macro S.A. - ADR (Argentina)	3,255	282,567
Bankia S.A. (Spain)[1]	41,444	209,470
Banque Cantonale Vaudoise (Switzerland)[1]	280	202,579
BNP Paribas S.A. (France)[1]	4,055	314,244
BPER Banca (Italy)[1]	38,155	209,605
CaixaBank S.A. (Spain)[1]	43,110	224,544
Credit Agricole S.A. (France)[1]	18,865	331,124
Danske Bank A/S (Denmark)[1]	7,725	312,845
Erste Group Bank AG (Austria)[1]	4,975	206,088
Eurobank Ergasias S.A. (Greece)*[1]	184,260	201,103
FinecoBank Banca Fineco S.p.A. (Italy)[1]	35,910	314,726
Grupo Financiero Galicia S.A. - ADR (Argentina)	6,960	252,787
ICICI Bank Ltd. - ADR (India)	52,525	489,008
Jyske Bank A/S (Denmark)[1]	3,330	208,712
KBC Group N.V. (Belgium)[1]	3,785	312,920
Natixis S.A. (France)[1]	42,970	312,243
Raiffeisen Bank International AG (Austria)*[1]	10,600	312,378

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	16,285	$206,238
Svenska Handelsbanken A.B. - Class A (Sweden)[1]	13,765	204,880
Swedbank A.B. - Class A (Sweden)[1]	7,900	206,011
Sydbank A/S (Denmark)[1]	4,990	207,864

		5,521,936

Capital Markets - 0.7%
Amundi S.A. (France)[1,2]	2,905	224,678
Banca Generali S.p.A. (Italy)[1]	9,255	328,308
BlackRock, Inc.	11,220	4,785,667
Euronext N.V. (Netherlands)[1,2]	5,950	347,714
JSE Ltd. (South Africa)[1]	22,040	220,755
Julius Baer Group Ltd. (Switzerland)[1]	3,660	207,182

		6,114,304

Consumer Finance - 0.0%##
Gentera S.A.B. de C.V. (Mexico)	63,270	95,958

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	4,955	206,665

Total Financials		11,938,863

Health Care - 10.0%
Biotechnology - 4.3%
Biogen, Inc.*	41,140	11,913,733
BioMarin Pharmaceutical, Inc.*	108,580	9,525,723
China Biologic Products Holdings, Inc. (China)*	4,405	438,298
Regeneron Pharmaceuticals, Inc.*	13,520	6,646,702
Seattle Genetics, Inc.*	128,100	6,469,050
Vertex Pharmaceuticals, Inc.*	28,270	4,291,951

		39,285,457

Health Care Equipment & Supplies - 1.4%
Essilor International S.A. (France)[1]	3,210	406,406
Medtronic plc	138,725	11,648,738
Osstem Implant Co. Ltd. (South Korea)*[1]	6,285	337,784

		12,392,928

Health Care Providers & Services - 1.3%
DaVita, Inc.*	70,420	4,561,808
Express Scripts Holding Co.*[3]	92,170	5,773,529
Fleury S.A. (Brazil)	37,060	351,781
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	4,505	424,822
KPJ Healthcare Berhad (Malaysia)[1]	353,610	343,469

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Orpea (France)[1]	4,515	$517,747
Siloam International Hospitals Tbk PT (Indonesia)*[1]	141,100	102,193

		12,075,349

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.	6,072	199,404
QIAGEN N.V.[1]	7,859	260,677
Tecan Group AG (Switzerland)[1]	1,745	325,449

		785,530

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	83,550	4,753,995
Johnson & Johnson[3]	68,180	9,048,850
Kalbe Farma Tbk PT (Indonesia)[1]	2,563,760	333,659
Novartis AG - ADR (Switzerland)	142,245	12,119,274
Perrigo Co. plc	5,640	422,549

		26,678,327

Total Health Care		91,217,591

Industrials - 3.8%
Aerospace & Defense - 0.9%
Arconic, Inc.	253,690	6,288,975
Korea Aerospace Industries Ltd. (South Korea)[1]	5,872	271,617
LIG Nex1 Co. Ltd. (South Korea)[1]	7,345	537,432
QinetiQ Group plc (United Kingdom)[1]	90,245	287,041
Safran S.A. (France)[1]	3,750	354,789
Thales S.A. (France)[1]	3,815	422,349

		8,162,203

Air Freight & Logistics - 1.0%
FedEx Corp.	43,540	9,057,626

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	3,821	433,034

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	7,615	422,530
Geberit AG (Switzerland)[1]	435	209,215

		631,745

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	207,000	269,931
Elis S.A. (France)[1]	9,285	224,498
SPIE S.A. (France)[1]	15,355	431,588

		926,017

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	5,005	$484,811
Vinci S.A. (France)[1]	7,610	681,445

		1,166,256

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	5,230	709,717

Machinery - 0.1%
FANUC Corp. (Japan)[1]	1,570	320,994
Jungheinrich AG (Germany)[1]	8,310	329,756
Metso OYJ (Finland)[1]	5,835	185,633
The Weir Group plc (United Kingdom)[1]	21,800	527,659

		1,364,042

Professional Services - 1.2%
Applus Services S.A. (Spain)[1]	42,865	552,091
Intertek Group plc (United Kingdom)[1]	8,750	496,347
Nielsen Holdings plc	200,890	8,640,279
Randstad Holding N.V. (Netherlands)[1]	5,205	313,839
RELX plc (United Kingdom)[1]	10,940	238,287
SGS S.A. (Switzerland)[1]	180	397,833

		10,638,676

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	14,830	318,613
Brenntag AG (Germany)[1]	7,612	431,349
Howden Joinery Group plc (United Kingdom)[1]	25,320	142,016

		891,978

Transportation Infrastructure - 0.1%
Aena S.A. (Spain)[1,2]	2,650	517,935
Malaysia Airports Holdings Berhad (Malaysia)[1]	103,600	211,725

		729,660

Total Industrials		34,710,954

Information Technology - 12.9%
Electronic Equipment, Instruments & Components - 0.2%
China Railway Signal &
Communication Corp. Ltd. - Class H (China)[1,2]	130,000	101,585
Halma plc (United Kingdom)[1]	13,600	197,126
Hexagon A.B. (Sweden)[1]	4,700	232,233
Hitachi Ltd. (Japan)[1]	87,000	598,544

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Hollysys Automation Technologies Ltd. (China)	11,815	$226,494
Keyence Corp. (Japan)[1]	1,918	885,952

		2,241,934

Internet Software & Services - 4.7%
Alibaba Group Holding Ltd. - ADR (China)*	6,855	1,062,182
Alphabet, Inc. - Class A*[3]	6,980	6,599,590
Alphabet, Inc. - Class C*	7,140	6,643,770
Facebook, Inc. - Class A*	113,400	19,192,950
MiX Telematics Ltd. - ADR (South Africa)	11,185	91,046
NetEase, Inc. - ADR (China)	1,415	440,461
Tencent Holdings Ltd. - Class H (China)[1]	211,100	8,425,842

		42,455,841

IT Services - 2.2%
Altran Technologies S.A. (France)[1]	24,970	439,056
Amdocs Ltd. - ADR	7,705	517,545
InterXion Holding N.V. - ADR (Netherlands)*	5,500	263,285
MasterCard, Inc. - Class A	72,290	9,238,662
Sopra Steria Group (France)[1]	1,960	338,952
Visa, Inc. - Class A3	94,410	9,399,460

		20,196,960

Semiconductors & Semiconductor Equipment - 2.1%
Qorvo, Inc.*	104,870	7,189,887
Skyworks Solutions, Inc.	108,440	11,372,103
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	10,340	371,826

		18,933,816

Software - 3.6%
Dassault Systemes S.E. (France)[1]	3,445	337,945
Electronic Arts, Inc.*	43,490	5,077,023
Microsoft Corp.	94,350	6,859,245
salesforce.com, Inc.*	64,990	5,901,092
ServiceNow, Inc.*	129,965	14,354,634
Sophos Group plc (United Kingdom)[1,2]	53,450	318,474

		32,848,413

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	360	$774,173

Total Information Technology		117,451,137

Materials - 5.1%
Chemicals - 2.1%
Akzo Nobel N.V. (Netherlands)[1]	5,815	526,454
Ashland Global Holdings, Inc.	69,610	4,522,562
Croda International plc (United Kingdom)[1]	6,375	311,074
D&L Industries, Inc. (Philippines)[1]	783,900	190,431
LG Chem Ltd. (South Korea)[1]	505	148,054
Monsanto Co.	114,530	13,379,395
Solvay S.A. (Belgium)[1]	2,465	353,433

		19,431,403

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	13,535	311,143

Containers & Packaging - 1.3%
Ball Corp.	141,350	5,922,565
Sealed Air Corp.	131,065	5,702,638

		11,625,203

Metals & Mining - 1.7%
Antofagasta plc (Chile)[1]	181,455	2,266,017
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	15,415	188,680
First Quantum Minerals Ltd. (Zambia)	205,315	2,269,293
Freeport-McMoRan, Inc.*	304,860	4,457,053
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	240,790	783,810
Lundin Mining Corp. (Canada)	357,685	2,573,439
Southern Copper Corp. (Peru)	65,850	2,590,539

		15,128,831

Paper & Forest Products - 0.0%##
Duratex S.A. (Brazil)	36,200	92,870

Total Materials		46,589,450

Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITS) - 2.6%
Acadia Realty Trust	4,010	119,257
Agree Realty Corp.	4,440	218,315
Alexandria Real Estate Equities, Inc.	3,900	472,875
American Campus Communities, Inc.	4,995	239,460
American Homes 4 Rent - Class A	10,950	251,960

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. -Class A	8,270	$376,699
AvalonBay Communities, Inc.	2,515	483,760
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	6,735	125,772
Boston Properties, Inc.	1,860	224,893
Brandywine Realty Trust	16,330	274,507
Brixmor Property Group, Inc.	6,000	117,540
Camden Property Trust	2,085	187,025
CatchMark Timber Trust, Inc. - Class A	14,765	169,945
Cedar Realty Trust, Inc.	29,680	153,742
Chesapeake Lodging Trust	7,170	180,899
Colony NorthStar, Inc. - Class A	16,805	246,025
Columbia Property Trust, Inc.	6,265	136,264
Community Healthcare Trust, Inc.	19,980	506,893
CoreCivic, Inc.	14,255	394,864
Cousins Properties, Inc.	30,315	278,595
Crown Castle International Corp.	2,230	224,293
CubeSmart	13,865	341,911
DDR Corp.	10,230	104,244
Digital Realty Trust, Inc.	3,510	404,843
Douglas Emmett, Inc.	6,045	231,282
Education Realty Trust, Inc.	6,191	232,472
EPR Properties	2,365	171,179
Equinix, Inc.	1,975	890,192
Equity Commonwealth*	8,545	269,851
Equity LifeStyle Properties, Inc.	2,000	174,600
Equity Residential	4,980	338,939
Essex Property Trust, Inc.	560	146,552
Extra Space Storage, Inc.	1,660	131,970
Forest City Realty Trust, Inc. - Class A	7,485	182,484
GGP, Inc.	12,280	277,651
Global Medical REIT, Inc.	22,340	207,762
HCP, Inc.	10,005	316,658
Healthcare Trust of America, Inc. - Class A	6,945	212,448
Hibernia REIT plc (Ireland)[1]	90,335	150,034
Host Hotels & Resorts, Inc.	8,790	164,021
Klepierre (France)[1]	3,105	126,365
Lamar Advertising Co. - Class A	2,305	162,664
LaSalle Hotel Properties	4,140	122,296
Life Storage, Inc.	3,440	251,258
The Macerich Co.	2,730	156,675
Mid-America Apartment Communities, Inc.	3,660	378,920

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
National Retail Properties, Inc.	4,530	$181,109
National Storage Affiliates Trust	5,805	133,283
Outfront Media, Inc.	12,885	294,680
Physicians Realty Trust	18,345	341,584
Prologis, Inc.	9,245	562,188
Public Storage	1,035	212,765
Regency Centers Corp.	3,073	203,494
Retail Opportunity Investments Corp.	6,220	126,142
Rexford Industrial Realty, Inc.	9,645	275,075
Simon Property Group, Inc.	4,425	701,362
STAG Industrial, Inc.	9,890	269,898
Starwood Waypoint Homes	6,905	241,399
STORE Capital Corp.	8,465	197,996
Sun Communities, Inc.	1,930	171,789
Sunstone Hotel Investors, Inc.	10,900	177,452
Terreno Realty Corp.	8,060	279,037
UDR, Inc.	6,315	246,853
Urban Edge Properties	11,760	295,529
Ventas, Inc.	5,785	389,620
VEREIT, Inc.	21,425	178,042
Welltower, Inc.	4,880	358,143
Weyerhaeuser Co.	182,070	6,011,951

		23,380,245

Real Estate Management & Development - 0.0%##
Pakuwon Jati Tbk PT (Indonesia)[1]	2,702,030	143,931

Total Real Estate		23,524,176

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
Iliad S.A. (France)[1]	1,360	337,380
Link Net Tbk PT (Indonesia)[1]	244,800	92,783
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	1,178,800	414,312
Zayo Group Holdings, Inc.*	222,490	7,295,447

		8,139,922

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	30,949	547,178
XL Axiata Tbk PT (Indonesia)*[1]	663,500	167,336

		714,514

Total Telecommunication Services		8,854,436

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Utilities - 0.1%
Electric Utilities - 0.1%
Pampa Energia S.A. - ADR (Argentina)*	8,215	$446,485

TOTAL COMMON STOCKS (Identified Cost $373,592,732)		436,239,867

CORPORATE BONDS - 14.9%

Non-Convertible Corporate Bonds - 14.9%
Consumer Discretionary - 1.5%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,000,000	2,134,450

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	555,000	579,975
Century Communities, Inc.[2] , 5.875%, 7/15/2025	260,000	260,650
Meritage Homes Corp.[2] , 5.125%, 6/6/2027	240,000	243,300
NVR, Inc., 3.95%, 9/15/2022	1,970,000	2,069,260
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	365,000	374,125
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	190,000	202,350
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	310,000	303,800

		4,033,460

Internet & Direct Marketing Retail - 0.3%
The Priceline Group, Inc., 3.60%, 6/1/2026	2,840,000	2,896,201

Media - 0.3%
Comcast Corp., 4.40%, 8/15/2035	1,340,000	1,452,604
CSC Holdings, LLC, 5.25%, 6/1/2024	350,000	363,475
Sirius XM Radio, Inc.[2] , 5.375%, 4/15/2025	335,000	351,750
UPCB Finance IV Ltd. (Netherlands)[2] , 5.375%, 1/15/2025	320,000	333,600
VTR Finance B.V. (Chile)[2] , 6.875%, 1/15/2024	530,000	565,112

		3,066,541

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,345,000	1,376,230

Total Consumer Discretionary		13,506,882

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,600,000	$2,507,630
PepsiCo, Inc., 3.10%, 7/17/2022	1,340,000	1,391,782

		3,899,412

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[2] , 5.375%, 7/15/2022	470,000	461,775
CVS Health Corp., 3.50%, 7/20/2022	2,010,000	2,100,961

		2,562,736

Household Products - 0.0%##
First Quality Finance Co., Inc.[2] , 5.00%, 7/1/2025	255,000	263,236

Total Consumer Staples		6,725,384

Energy - 2.3%
Energy Equipment & Services - 0.4%
McDermott International, Inc.[2], 8.00%, 5/1/2021	500,000	509,375
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	2,775,000	2,903,416
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	340,000	320,450

		3,733,241

Oil, Gas & Consumable Fuels - 1.9%
BP Capital Markets plc (United
Kingdom), 3.535%, 11/4/2024	2,820,000	2,916,706
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	390,000	446,550
Chevron Corp., 1.79%, 11/16/2018	1,335,000	1,340,512
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	1,320,000	1,416,013
ConocoPhillips Co., 3.35%, 5/15/2025	1,280,000	1,308,883
Continental Resources, Inc., 3.80%, 6/1/2024	250,000	231,250
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	350,000	346,500
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	1,310,000	1,329,366
Enviva Partners LP - Enviva Partners Finance Corp.[2] , 8.50%, 11/1/2021	430,000	455,800
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	330,000	347,325

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	495,000	$482,625
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	2,650,000	2,749,945
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.25%, 6/15/2025	255,000	249,900
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	1,160,000	1,311,844
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	330,000	349,081
SemGroup Corp.[2], 6.375%, 3/15/2025	330,000	326,700
Southwestern Energy Co., 6.70%, 1/23/2025	250,000	246,172
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	400,000	409,500
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	1,190,000	1,258,395

		17,523,067

Total Energy		21,256,308

Financials - 4.6%
Banks - 2.3%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	1,900,000	1,954,182
Bank of America Corp., 4.00%, 1/22/2025	2,080,000	2,143,026
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	1,060,000	1,329,243
Citigroup, Inc., 3.875%, 3/26/2025	2,880,000	2,915,934
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	1,290,000	1,321,258
JPMorgan Chase & Co.[5], 2.776%, 4/25/2023	2,725,000	2,737,453
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021	4,900,000	4,834,663
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	2,600,000	2,704,889
Popular, Inc., 7.00%, 7/1/2019	680,000	717,400
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 445,000	362,414

		21,020,462

Capital Markets - 1.1%
The Goldman Sachs Group, Inc.[5], 2.80%, 11/29/2023	2,600,000	2,681,900
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,315,000	1,368,469

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley[5] , 2.373%, 5/8/2024 .	2,150,000	$2,164,012
Morgan Stanley, 5.00%, 11/24/2025	1,970,000	2,151,971
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	1,400,000	1,433,981

		9,800,333

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024	370,000	383,875

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	2,375,000	2,520,870
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	370,000	385,148
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	290,000	297,975
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	230,000	240,925

		3,444,918

Insurance - 0.7%
American International Group, Inc., 4.125%, 2/15/2024	1,959,000	2,082,533
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	2,829,000	3,045,506
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,300,000	1,447,875

		6,575,914

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	590,000	603,275

Total Financials		41,828,777

Health Care - 0.6%
Biotechnology - 0.4%
AbbVie, Inc., 1.80%, 5/14/2018	1,340,000	1,341,959
AMAG Pharmaceuticals, Inc.[2] , 7.875%, 9/1/2023	470,000	462,950
Express Scripts Holding Co., 3.50%, 6/15/2024	1,940,000	1,985,452
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	350,000	357,438

		4,147,799

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	245,000	$251,738

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	255,000	258,774
LifePoint Health, Inc., 5.375%, 5/1/2024	390,000	406,614

		665,388

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	530,000	95,400
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	476,000	455,770

		551,170

Total Health Care		5,616,095

Industrials - 1.3%
Aerospace & Defense - 0.1%
Arconic, Inc., 5.87%, 2/23/2022	385,000	422,538

Air Freight & Logistics - 0.0%##
Neovia Logistics Services LLC - Logistics Intermediate Finance Corp.[7,8], 10.00%, 4/1/2020	429,286	184,593

Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	360,000	371,700
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	230,000	241,638
Southwest Airlines Co., 2.75%, 11/6/2019	995,000	1,011,175
Southwest Airlines Co., 2.65%, 11/5/2020	470,000	477,022

		2,101,535

Building Products - 0.0%##
Airxcel, Inc.[2], 8.50%, 2/15/2022	365,000	386,900

Commercial Services & Supplies - 0.0%##
Covanta Holding Corp., 5.875%, 7/1/2025	375,000	366,094

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,390,000	1,443,931
Tutor Perini Corp.[2] , 6.875%, 5/1/2025	355,000	381,625

		1,825,556

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 0.6%
General Electric Co.[5], 1.692%, 5/5/2026	2,745,000	$2,684,058
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	2,835,000	2,908,492

		5,592,550

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	360,000	379,800
Xerium Technologies, Inc., 9.50%, 8/15/2021	270,000	285,525

		665,325

Trading Companies & Distributors - 0.1%
Aircastle Ltd., 5.50%, 2/15/2022	215,000	233,275
International Lease Finance Corp., 6.25%, 5/15/2019	255,000	273,431

		506,706

Total Industrials		12,051,797

Information Technology - 0.9%
Internet Software & Services - 0.4%
Activision Blizzard, Inc., 3.40%, 6/15/2027	2,715,000	2,718,725
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	360,000	383,400
VeriSign, Inc., 5.25%, 4/1/2025	240,000	255,600

		3,357,725

IT Services - 0.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,395,000	1,415,363
Visa, Inc., 2.80%, 12/14/2022	2,070,000	2,115,501

		3,530,864

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 3.00%, 5/20/2022	1,380,000	1,423,608

Total Information Technology		8,312,197

Materials - 1.5%
Chemicals - 0.4%
The Dow Chemical Co., 8.55%, 5/15/2019	1,160,000	1,295,590
Kissner Holdings LP - Kissner Milling Co. Ltd.-BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	310,000	318,525
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	255,000	256,594

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	1,400,000	$1,451,409

		3,322,118

Metals & Mining - 1.0%
Anglo American Capital plc (United Kingdom)[2], 3.625%, 5/14/2020	250,000	256,250
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	2,700,000	2,882,932
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	205,000	220,375
First Quantum Minerals Ltd. (Zambia)[2], 7.50%, 4/1/2025	200,000	205,300
Glencore Funding LLC (Switzerland)[2], 4.625%, 4/29/2024	2,680,000	2,840,800
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	235,000	249,614
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	325,000	333,369
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,390,000	1,430,704
Techniplas LLC[2], 10.00%, 5/1/2020	350,000	299,250

		8,718,594

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,270,000	1,332,803

Total Materials		13,373,515

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.6%
American Tower Corp., 3.30%, 2/15/2021	2,840,000	2,923,746
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	1,000,000	1,076,133
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	500,000	511,070
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	550,000	544,554

Total Real Estate		5,055,503

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc., 3.90%, 8/14/2027	2,620,000	2,617,249
CenturyLink, Inc., 7.50%, 4/1/2024	235,000	255,269
Frontier Communications Corp., 11.00%, 9/15/2025	370,000	339,012
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	495,000	519,131
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	720,000	736,200

	PRINCIPAL AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 4.125%, 3/16/2027	2,530,000	$2,601,323

Total Telecommunication Services		7,068,184

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	710,000	754,375
NRG Yield Operating LLC, 5.00%, 9/15/2026	235,000	239,112

Total Utilities		993,487

TOTAL CORPORATE BONDS (Identified Cost $133,735,689)		135,788,129

MUTUAL FUNDS - 0.3%
Global X MSCI Argentina ETF	12,730	378,081
Global X MSCI Greece ETF	35,000	356,300
iShares MSCI Eurozone ETF	19,835	825,731
iShares MSCI South Korea Capped ETF	12,350	860,795

TOTAL MUTUAL FUNDS (Identified Cost $2,187,809)		2,420,907

U.S. TREASURY SECURITIES - 17.3%

U.S. Treasury Bonds - 3.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,100,000	10,099,750
U.S. Treasury Bond, 4.75%, 2/15/2037	10,500,000	13,899,785
U.S. Treasury Bond, 2.50%, 2/15/2045	7,600,000	7,019,907
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,841,368	4,594,361

TOTAL U.S. TREASURY BONDS (Identified Cost $36,429,187)		35,613,803

U.S. Treasury Notes - 13.4%
U.S. Treasury Inflation Indexed
Note, 0.125%, 4/15/2020	4,646,128	4,663,565
U.S. Treasury Inflation Indexed
Note, 0.125%, 1/15/2023	4,627,442	4,609,516
U.S. Treasury Note, 1.375%, 4/30/2021	19,530,000	19,323,255
U.S. Treasury Note, 1.75%, 4/30/2022	19,988,000	19,924,758

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.00%, 7/31/2022	40,220,000	$40,513,807
U.S. Treasury Note, 1.625%, 4/30/2023	23,740,000	23,309,712
U.S. Treasury Note, 1.625%, 5/15/2026	9,800,000	9,310,764

TOTAL U.S. TREASURY NOTES
(Identified Cost $121,527,803)		121,655,377

TOTAL U.S. TREASURY SECURITIES (Identified Cost $157,956,990)		157,269,180

ASSET-BACKED SECURITIES - 2.2%
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	2,238,926	2,235,651
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	356,416	354,634
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	640,000	640,170
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,675,000	1,680,758
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	2,700,000	2,699,985
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[2], 1.05%, 3/20/2020	84,565	84,499
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	1,113,666	1,113,665
Home Partners of America Trust, Series 2016-1, Class A2,5, 2.876%, 3/17/2033	716,783	726,809
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	2,338,004	2,334,201
Invitation Homes Trust, Series 2015-SFR3, Class A2,5, 2.526%, 8/17/2032	1,529,802	1,540,534
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	1,200,000	1,200,777
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	1,347,365	1,344,073

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)
South Carolina Student Loan Corp., Series 2005, Class A3[5], 1.342%, 12/1/2023	2,095,389	$2,093,063
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	455,951	455,805
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,200,000	1,194,386

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $19,670,879)		19,699,010

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	128,335	132,320
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	3,300,000	3,277,481
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,5], 2.50%, 5/25/2043	914,341	871,303
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,5], 2.13%, 2/25/2043	685,628	657,229
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	347,332	349,263
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.317%, 8/25/2020	8,172,528	274,355
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.191%, 4/25/2021	9,592,668	362,125
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.531%, 10/25/2021	4,122,092	219,086
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.358%, 12/25/2021	23,191,711	1,126,579
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.472%, 6/25/2022	11,281,750	669,311
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[5], 3.32%, 2/25/2023	2,950,000	3,098,895

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.211%, 4/25/2023	45,298,107	$475,204
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.112%, 5/25/2023	29,142,194	181,139
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[5], 3.458%, 8/25/2023	3,600,000	3,809,874
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	5,609,122	82,516
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	3,500,000	3,590,062
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,500,000	2,569,589
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,267,285	1,268,742
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.237%, 7/25/2048	550,000	551,093
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.765%, 4/25/2044	675,000	684,358
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	79,849,000	355,248
FREMF Mortgage Trust, Series 2013-K712, Class B2,5, 3.365%, 5/25/2045	1,050,000	1,072,796
FREMF Mortgage Trust, Series 2014-K41, Class B2,5, 3.832%, 11/25/2047	1,800,000	1,856,638
FREMF Mortgage Trust, Series 2014-K715, Class B2,5, 3.98%, 2/25/2046	1,750,000	1,833,512
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,5], 3.495%, 12/15/2034	2,100,000	2,147,883
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	73,584	75,614

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,5], 3.00%, 3/25/2043	487,152	$486,695
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,5], 3.50%, 5/25/2043	570,019	581,865
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,5], 3.00%, 6/25/2029	990,488	1,001,825
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	788,218	788,649
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	1,220,000	1,220,419
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,5], 3.75%, 11/25/2054	772,698	782,942
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,5], 3.75%, 8/25/2055	1,121,923	1,164,202
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,5], 3.75%, 11/25/2056	1,112,911	1,152,503
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	122,488
SCG Trust, Series 2013-SRP1, Class AJ2,5, 3.109%, 11/15/2026	2,600,000	2,586,642
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	684,374	648,978
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	537,925	537,420
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	755,440	747,305
Starwood Retail Property Trust, Series 2014-STAR, Class A2,5, 2.446%, 11/15/2027	1,500,000	1,496,222
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,5], 2.50%, 10/25/2056	1,973,921	1,977,655
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	369,899
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	600,000	635,849
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	544,659	544,965

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,5] , 3.50%, 1/20/2045		826,359	$842,499
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,5] , 3.50%, 3/20/2045		809,660	825,695

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $49,093,193)			50,106,932

FOREIGN GOVERNMENT BONDS - 1.6%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,256,157
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	385,000	320,318
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	128,400
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	387,422
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,655,025
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	421,081
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	545,715
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	222,969
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	361,338
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	74,767
Province of Ontario (Canada), 2.00%, 9/27/2018		1,200,000	1,206,419
Province of Ontario (Canada), 1.25%, 6/17/2019		1,000,000	992,642
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	637,795
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,800,000	2,769,368
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	495,165
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	644,577

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $16,386,815)			15,119,158

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES - 7.9%

Mortgage-Backed Securities - 5.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	286,272	$299,779
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	18,315	18,995
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	29,916	31,649
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	197,260	206,430
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	37,192	39,397
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	345,886	362,016
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	32,171	34,000
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	24,579	26,254
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,273,122	1,378,827
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	560,553	607,007
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	1,330,282	1,413,527
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035	2,143,637	2,164,535
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	142,490	158,750
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	169,059	192,557
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	630,203	715,237
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	371,821	423,116
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	323,861	366,128
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	18,937	21,555
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,091,205	1,240,195
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	31,459	35,859
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	677,186	755,059
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	109,033	121,569
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	832,728	897,221
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	579,987	659,159
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	755,238	857,308

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,266,405	$1,338,420
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	840,292	887,853
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,224,031	2,404,884
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,136,003	1,200,074
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	831,840	892,901
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,326,004	1,438,216
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,069,213	1,129,767
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,672,140	2,752,951
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	885,572	912,353
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	987,118	1,039,685
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	1,440,596	1,517,275
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	1,485,664	1,564,744
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,819,042	1,961,706
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	2,440,587	2,719,709
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	78,169	80,392
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	38,601	40,977
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	27,662	29,381
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	20,681	22,033
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	36,598	38,905
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	15,393	16,371
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	662,186	716,631
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	818,054	885,440
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	710,714	772,162
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	842,157	911,883
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	711,305	757,084

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,451,885	$2,614,190
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	169,419	191,727
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	255,393	284,630
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	310,569	345,823
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,013,088	1,130,082
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	892,780	993,304
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	86,923	96,768
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	188,563	214,066
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,357,235	2,537,632
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,280,506	1,354,393
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	1,255,519	1,324,522
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,888,855	2,025,655

Total Mortgage-Backed Securities
(Identified Cost $51,771,470)		52,170,718

Other Agencies - 2.2%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $19,797,188)	19,266,000	19,797,838

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $71,568,658)		71,968,556

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Government Cash Management[9] , 0.91%,
(Identified Cost $18,184,803)	18,184,803	18,184,803

TOTAL INVESTMENTS - 99.6%
(Identified Cost $842,377,568)		906,796,542
OTHER ASSETS, LESS LIABILITIES - 0.4%		3,228,528

NET ASSETS - 100%		$910,025,070

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##
Arconic, Inc., Strike $28, Expiring August 18, 2017 (Premiums Received $24,353)	825	$(5,775)

	CONTRACTS	VALUE

PUT OPTIONS WRITTEN - 0.0%##
Amazon.com, Inc., Strike $930, Expiring September 15, 2017	24	$(25,368)
Facebook, Inc., Strike $148, Expiring August 11, 2017	154	(1,540)
Qorvo, Inc., Strike $60, Expiring August 18, 2017	374	(21,692)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $64,039)		$(48,600)

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

GBP - British Pound

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

## Less than 0.1%.

* Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $72,594,460 or 8.0%, of the Series’ net assets as of July 31, 2017.

3 A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2017, the total value of such securities was $20,572,817.

4 Amount is stated in USD unless otherwise noted.

5 The coupon rate is floating and is the effective rate as of July 31, 2017.

6 The rate shown is a fixed rate as of July 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022. 7 Represents a Payment-In-Kind bond.

8 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired March 23, 2017 at a cost of $242,461 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $184,593, or less than 0.1%, of the Series’ net assets as of July 31, 2017.

9 Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$843,615,792
Unrealized appreciation	76,411,730
Unrealized depreciation	(13,230,980)

Net unrealized appreciation	$63,180,750

Investment Portfolio - July 31, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$49,971,393	$45,925,763	$4,045,630	$—
Consumer Staples	40,482,325	18,184,973	22,297,352	—
Energy	11,053,057	10,730,725	322,332	—
Financials	11,938,863	5,905,987	6,032,876	—
Health Care	91,217,591	88,165,385	3,052,206	—
Industrials	34,710,954	24,419,914	10,291,040	—
Information Technology	117,451,137	104,801,255	12,649,882	—
Materials	46,589,450	42,482,844	4,106,606	—
Real Estate	23,524,176	22,978,074	546,102	—
Telecommunication Services	8,854,436	7,842,625	1,011,811	—
Utilities	446,485	446,485	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	229,237,736	—	229,237,736	—
Corporate debt:
Consumer Discretionary	13,506,882	—	13,506,882	—
Consumer Staples	6,725,384	—	6,725,384	—
Energy	21,256,308	—	21,256,308	—
Financials	41,828,777	—	41,828,777	—
Health Care	5,616,095	—	5,616,095	—
Industrials	12,051,797	—	12,051,797	—
Information Technology	8,312,197	—	8,312,197	—
Materials	13,373,515	—	13,373,515	—
Real Estate	5,055,503	—	5,055,503	—
Telecommunication Services	7,068,184	—	7,068,184	—
Utilities	993,487	—	993,487	—
Asset-backed securities	19,699,010	—	19,699,010	—
Commercial mortgage-backed securities	50,106,932	—	50,106,932	—
Foreign government bonds	15,119,158	—	15,119,158	—
Mutual fund	20,605,710	20,605,710	—	—

Total assets	906,796,542	392,489,740	514,306,802	—

Liabilities:
Other financial instruments*:
Equity contracts	(54,375)	(54,375)	—	—

Total liabilities	(54,375)	(54,375)	—	—

Total	$906,742,167	$392,435,365	$514,306,802	$—

Investment Portfolio - July 31, 2017

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

* Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM
SERIES	SHARES	VALUE

COMMON STOCKS - 88.3%

Consumer Discretionary - 11.2%
Diversified Consumer Services - 0.8%
Fu Shou Yuan International Group Ltd. (China)[1]	670,000	$412,315
Houghton Mifflin Harcourt Co.*	369,480	4,415,286
Kroton Educacional S.A. (Brazil)	35,476	172,013

		4,999,614

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	7,740	359,551
AmRest Holdings S.E. (Poland)*[1]	370	38,057
Elior Group (France)[1,2]	4,685	124,354
Jollibee Foods Corp. (Philippines)[1]	31,205	139,048

		661,010

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	3,080	133,461
LGI Homes, Inc.*	2,105	93,252

		226,713

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	7,580	7,487,371
Ctrip.com International Ltd. - ADR (China)*	3,505	209,354
MakeMyTrip Ltd. (India)*	2,080	67,704
The Priceline Group, Inc.*	6,140	12,454,989
SRP Groupe S.A. (France)*[1,2]	4,960	102,754

		20,322,172

Leisure Products - 0.0%##
Shimano, Inc. (Japan)[1]	1,700	249,238

Media - 1.7%
Informa plc (United Kingdom)[1]	15,490	142,072
JCDecaux S.A. (France)[1]	3,965	141,200
Megacable Holdings S.A.B. de C.V. (Mexico)	36,200	150,107
Surya Citra Media Tbk PT (Indonesia)[1]	373,000	66,063
Twenty-First Century Fox, Inc. - Class A	356,285	10,367,894

		10,867,336

Multiline Retail - 0.0%##
Matahari Department Store Tbk PT (Indonesia)[1]	208,075	197,818

Specialty Retail - 3.5%
AutoZone, Inc.*	14,585	7,873,274
Dick’s Sporting Goods, Inc.	164,280	6,134,215
O’Reilly Automotive, Inc.*	45,750	9,346,725

		23,354,214

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 2.0%
ANTA Sports Products Ltd. (China)[1]	118,000	$404,541
Burberry Group plc (United Kingdom)[1]	9,475	213,732
lululemon athletica, Inc.*	102,426	6,313,539
NIKE, Inc. - Class B	100,340	5,925,077

		12,856,889

Total Consumer Discretionary		73,735,004

Consumer Staples - 11.1%
Beverages - 5.7%
Ambev S.A. - ADR (Brazil)	1,619,508	9,846,609
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	80,598	9,722,711
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,810	127,994
The Coca-Cola Co.	150,570	6,902,129
Diageo plc (United Kingdom)[1]	322,600	10,419,003
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	1,840	185,619
Treasury Wine Estates Ltd. (Australia)[1]	27,019	263,051

		37,467,116

Food & Staples Retailing - 0.8%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	33,310	268,567
Puregold Price Club, Inc. (Philippines)[1]	146,450	136,843
Raia Drogasil S.A. (Brazil)	9,170	203,317
Robinsons Retail Holdings, Inc. (Philippines)[1]	79,440	136,432
Sprouts Farmers Market, Inc.*	185,790	4,471,965

		5,217,124

Food Products - 2.5%
Adecoagro S.A. (Argentina)*	9,870	100,378
Campbell Soup Co.	159,670	8,435,366
Danone S.A. (France)[1]	3,736	278,780
Gruma S.A.B de C.V. - Class B (Mexico)	14,665	202,200
Kerry Group plc - Class A (Ireland)[1]	2,295	206,502
Nestle S.A. (Switzerland)[1]	76,972	6,497,172
Sao Martinho S.A. (Brazil)	19,270	108,760
Tiger Brands Ltd. (South Africa)[1]	7,530	228,304
Universal Robina Corp. (Philippines)[1]	42,870	136,745

		16,194,207

1

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	2,635	$256,194
Unilever Indonesia Tbk PT (Indonesia)[1]	38,300	140,707

		396,901

Personal Products - 2.0%
Beiersdorf AG (Germany)[1]	57,005	6,255,646
Unilever plc - ADR (United Kingdom)	117,700	6,707,723

		12,963,369

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	37,565	214,628
Japan Tobacco, Inc. (Japan)[1]	9,700	337,067
KT&G Corp. (South Korea)[1]	1,960	199,643

		751,338

Total Consumer Staples		72,990,055

Energy - 1.6%
Energy Equipment & Services - 1.4%
Nabors Industries Ltd.	23,575	181,763
Schlumberger Ltd.	129,328	8,871,900
Tenaris S.A. - ADR (Luxembourg)	6,175	194,760

		9,248,423

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	15,755	161,489
Cosan S.A. Industria e Comercio (Brazil)	12,525	144,596
Galp Energia SGPS S.A. (Portugal)[1]	12,855	205,943
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,620	209,453
YPF S.A. - ADR (Argentina)	8,585	173,417

		894,898

Total Energy		10,143,321

Financials - 5.3%
Banks - 1.8%
Banco Macro S.A. - ADR (Argentina)	2,180	189,246
Bankia S.A. (Spain)[1]	625,614	3,162,049
Banque Cantonale Vaudoise (Switzerland)[1]	185	133,847
BNP Paribas S.A. (France)[1]	2,665	206,525
BPER Banca (Italy)[1]	25,090	137,832
CaixaBank S.A. (Spain)[1]	960,530	5,003,046
Credit Agricole S.A. (France)[1]	12,100	212,383

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Danske Bank A/S (Denmark)[1]	5,080	$205,728
Erste Group Bank AG (Austria)[1]	3,270	135,459
Eurobank Ergasias S.A. (Greece)*[1]	121,170	132,246
FinecoBank Banca Fineco S.p.A. (Italy)[1]	23,615	206,969
Grupo Financiero Galicia S.A. - ADR (Argentina)	4,660	169,251
ICICI Bank Ltd. - ADR (India)	36,685	341,537
Jyske Bank A/S (Denmark)[1]	2,190	137,261
KBC Group N.V. (Belgium)[1]	2,485	205,444
Natixis S.A. (France)[1]	28,260	205,352
Raiffeisen Bank International AG (Austria)*[1]	6,970	205,403
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	10,705	135,572
Svenska Handelsbanken A.B. - Class A (Sweden)[1]	9,050	134,701
Swedbank A.B. - Class A (Sweden)[1]	5,195	135,472
Sydbank A/S (Denmark)[1]	3,280	136,632

		11,531,955

Capital Markets - 3.5%
Amundi S.A. (France)[1,2]	1,825	141,149
Banca Generali S.p.A. (Italy)[1]	6,085	215,856
BlackRock, Inc.	14,005	5,973,554
The Charles Schwab Corp.	213,455	9,157,220
E*TRADE Financial Corp.*	170,800	7,002,801
EFG International AG (Switzerland)[1]	12,783	94,919
Euronext N.V. (Netherlands)[1,2]	3,770	220,316
JSE Ltd. (South Africa)[1]	16,280	163,063
Julius Baer Group Ltd. (Switzerland)[1]	2,405	136,140

		23,105,018

Consumer Finance - 0.0%##
Gentera S.A.B. de C.V. (Mexico)	48,160	73,041

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	3,255	135,761

Total Financials		34,845,775

Health Care - 18.7%
Biotechnology - 5.0%
Biogen, Inc.*	26,255	7,603,185
BioMarin Pharmaceutical, Inc.*	99,125	8,696,236
China Biologic Products Holdings, Inc. (China)*	3,040	302,480
Regeneron Pharmaceuticals, Inc.*	11,100	5,456,982
Seattle Genetics, Inc.*	111,845	5,648,172

2

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	35,710	$5,421,492

		33,128,547

Health Care Equipment & Supplies - 2.8%
Essilor International S.A. (France)[1]	2,070	262,075
Intuitive Surgical, Inc.*	4,620	4,334,761
Medtronic plc	160,775	13,500,277
Osstem Implant Co. Ltd. (South Korea)*[1]	3,620	194,555

		18,291,668

Health Care Providers & Services - 3.6%
DaVita, Inc.*	125,960	8,159,689
Express Scripts Holding Co.*	87,845	5,502,611
Fleury S.A. (Brazil)	22,080	209,588
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	96,698	9,118,638
KPJ Healthcare Berhad (Malaysia)[1]	258,230	250,825
Orpea (France)[1]	2,970	340,578
Siloam International Hospitals Tbk PT (Indonesia)*[1]	107,100	77,568

		23,659,497

Health Care Technology - 0.5%
Cerner Corp.*	46,455	2,990,308

Life Sciences Tools & Services - 1.6%
QIAGEN N.V.	211,473	6,944,773
QIAGEN N.V.[1]	6,123	203,095
Tecan Group AG (Switzerland)[1]	1,095	204,222
Thermo Fisher Scientific, Inc.	19,305	3,388,607

		10,740,697

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	103,345	5,880,330
Johnson & Johnson	60,455	8,023,588
Kalbe Farma Tbk PT (Indonesia)[1]	1,614,975	210,180
Novartis AG - ADR (Switzerland)	110,355	9,402,246
Perrigo Co. plc	138,455	10,373,049

		33,889,393

Total Health Care		122,700,110

Industrials - 7.9%
Aerospace & Defense - 2.2%
Arconic, Inc.	304,225	7,541,738
Korea Aerospace Industries Ltd. (South Korea)[1]	4,436	205,193
LIG Nex1 Co. Ltd. (South Korea)[1]	5,145	376,459
QinetiQ Group plc (United Kingdom)[1]	60,035	190,952

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Safran S.A. (France)[1]	59,130	$5,594,314
Thales S.A. (France)[1]	2,490	275,662

		14,184,318

Air Freight & Logistics - 1.8%
FedEx Corp.	55,850	11,618,477

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	2,685	304,291

Building Products - 0.7%
Cie de Saint-Gobain (France)[1]	4,990	276,878
Geberit AG (Switzerland)[1]	285	137,072
Masco Corp.	115,775	4,414,501

		4,828,451

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)1	107,000	139,529
Elis S.A. (France)[1]	5,725	138,422
SPIE S.A. (France)[1]	9,165	257,604

		535,555

Construction & Engineering - 1.0%
Eiffage S.A. (France)[1]	2,865	277,519
Vinci S.A. (France)[1]	71,115	6,368,067

		6,645,586

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	3,955	536,698

Machinery - 0.1%
FANUC Corp. (Japan)[1]	991	202,615
Jungheinrich AG (Germany)[1]	5,080	201,584
Metso OYJ (Finland)[1]	3,870	123,119
The Weir Group plc (United Kingdom)[1]	15,145	366,578

		893,896

Professional Services - 1.7%
Applus Services S.A. (Spain)[1]	28,115	362,114
Intertek Group plc (United Kingdom)[1]	4,830	273,983
Nielsen Holdings plc	233,685	10,050,793
Randstad Holding N.V. (Netherlands)[1]	3,475	209,527
RELX plc (United Kingdom)[1]	6,395	139,291
SGS S.A. (Switzerland)[1]	120	265,222

		11,300,930

3

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	9,400	$201,953
Brenntag AG (Germany)[1]	5,762	326,515
Howden Joinery Group plc (United Kingdom)[1]	18,795	105,418

		633,886

Transportation Infrastructure - 0.1%
Aena S.A. (Spain)[1,2]	2,060	402,621
Malaysia Airports Holdings Berhad (Malaysia)[1]	81,100	165,742

		568,363

Total Industrials		52,050,451

Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 0.2%
China Railway Signal & Communication Corp. Ltd. - Class H (China)[1,2]	102,000	79,705
Halma plc (United Kingdom)[1]	9,085	131,683
Hexagon A.B. (Sweden)[1]	2,820	139,340
Hitachi Ltd. (Japan)[1]	53,000	364,630
Hollysys Automation Technologies Ltd. (China)	7,770	148,951
Keyence Corp. (Japan)[1]	1,192	550,602

		1,414,911

Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. - ADR (China)*	4,835	749,183
Alphabet, Inc. - Class A*	5,370	5,077,335
Alphabet, Inc. - Class C*	5,495	5,113,097
Facebook, Inc. - Class A*	90,700	15,350,975
MiX Telematics Ltd. - ADR (South Africa)	15,025	122,304
NetEase, Inc. - ADR (China)	1,095	340,852
Tencent Holdings Ltd. - Class H (China)[1]	176,175	7,031,846

		33,785,592

IT Services - 3.8%
Altran Technologies S.A. (France)[1]	15,270	268,498
Amdocs Ltd. - ADR	97,135	6,524,558
InterXion Holding N.V. - ADR (Netherlands)*	2,155	103,160
MasterCard, Inc. - Class A	69,700	8,907,660
Sopra Steria Group (France)[1]	1,220	210,980

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	90,530	$9,013,167

		25,028,023

Semiconductors & Semiconductor Equipment - 2.3%
Qorvo, Inc.*	90,385	6,196,796
Skyworks Solutions, Inc.	84,430	8,854,174
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,810	280,848

		15,331,818

Software - 6.8%
Adobe Systems, Inc.*	30,050	4,402,024
CDK Global, Inc.	69,285	4,557,567
Dassault Systemes S.E. (France)[1]	2,250	220,719
Electronic Arts, Inc.*	62,830	7,334,774
Microsoft Corp.	80,415	5,846,170
salesforce.com, Inc.*	85,155	7,732,074
ServiceNow, Inc.*	130,150	14,375,068
Sophos Group plc (United Kingdom)[1,2]	34,305	204,401

		44,672,797

Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	255	548,372

Total Information Technology		120,781,513

Materials - 8.2%
Chemicals - 4.4%
Akzo Nobel N.V. (Netherlands)[1]	104,325	9,444,937
Ashland Global Holdings, Inc.	67,440	4,381,577
CF Industries Holdings, Inc.	191,705	5,626,542
Croda International plc (United Kingdom)[1]	3,980	194,208
D&L Industries, Inc. (Philippines)[1]	554,200	134,631
LG Chem Ltd. (South Korea)[1]	395	115,805
Monsanto Co.	74,345	8,684,982
Solvay S.A. (Belgium)[1]	1,985	284,611

		28,867,293

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	8,865	203,789

Containers & Packaging - 1.3%
Ball Corp.	105,425	4,417,307
Sealed Air Corp.	97,805	4,255,496

		8,672,803

Metals & Mining - 2.5%
Antofagasta plc (Chile)[1]	156,830	1,958,499

4

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	11,695	$143,147
First Quantum Minerals Ltd. (Zambia)	174,310	1,926,603
Freeport-McMoRan, Inc.*	409,285	5,983,746
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	156,810	510,442
Lundin Mining Corp. (Canada)	286,650	2,062,363
Southern Copper Corp. (Peru)	93,675	3,685,174

		16,269,974

Paper & Forest Products - 0.0%##
Duratex S.A. (Brazil)	27,200	69,780

Total Materials		54,083,639

Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.3%
Acadia Realty Trust	1,570	46,692
Agree Realty Corp.	1,740	85,556
Alexandria Real Estate Equities, Inc.	1,525	184,906
American Campus Communities, Inc.	1,955	93,723
American Homes 4 Rent - Class A	4,285	98,598
American Tower Corp.	54,695	7,456,569
Apartment Investment & Management Co. - Class A	3,235	147,354
AvalonBay Communities, Inc.	985	189,465
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	2,635	49,207
Boston Properties, Inc.	730	88,264
Brandywine Realty Trust	6,390	107,416
Brixmor Property Group, Inc.	2,350	46,036
Camden Property Trust	815	73,106
CatchMark Timber Trust, Inc. - Class A	5,780	66,528
Cedar Realty Trust, Inc.	11,610	60,140
Chesapeake Lodging Trust	2,805	70,770
Colony NorthStar, Inc. - Class A	6,572	96,214
Columbia Property Trust, Inc.	2,455	53,396
Community Healthcare Trust, Inc.	7,825	198,520
CoreCivic, Inc.	5,575	154,428
Cousins Properties, Inc.	11,860	108,993
Crown Castle International Corp.	875	88,008
CubeSmart	5,425	133,780
DDR Corp.	4,005	40,811
Digital Realty Trust, Inc.	1,375	158,592
Douglas Emmett, Inc.	2,365	90,485
Education Realty Trust, Inc.	2,421	90,909

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
EPR Properties	925	$66,952
Equinix, Inc.	775	349,316
Equity Commonwealth*	3,345	105,635
Equity LifeStyle Properties, Inc.	785	68,530
Equity Residential	1,950	132,717
Essex Property Trust, Inc.	220	57,574
Extra Space Storage, Inc.	650	51,675
Forest City Realty Trust, Inc. - Class A	2,930	71,433
GGP, Inc.	4,805	108,641
Global Medical REIT, Inc.	8,740	81,282
HCP, Inc.	3,915	123,910
Healthcare Trust of America, Inc. - Class A	2,720	83,205
Hibernia REIT plc (Ireland)[1]	35,335	58,687
Host Hotels & Resorts, Inc.	3,440	64,190
Klepierre (France)[1]	1,215	49,447
Lamar Advertising Co. - Class A	905	63,866
LaSalle Hotel Properties	1,620	47,855
Life Storage, Inc.	1,350	98,604
The Macerich Co.	1,070	61,407
Mid-America Apartment Communities, Inc.	1,435	148,566
National Retail Properties, Inc.	1,775	70,964
National Storage Affiliates Trust	2,270	52,119
Outfront Media, Inc.	5,040	115,265
Physicians Realty Trust	7,180	133,692
Prologis, Inc.	3,620	220,132
Public Storage	405	83,256
Regency Centers Corp.	1,204	79,729
Retail Opportunity Investments Corp.	2,435	49,382
Rexford Industrial Realty, Inc.	3,775	107,663
SBA Communications Corp.*	53,670	7,382,308
Simon Property Group, Inc.	1,730	274,205
STAG Industrial, Inc.	3,870	105,612
Starwood Waypoint Homes	2,700	94,392
STORE Capital Corp.	3,315	77,538
Sun Communities, Inc.	755	67,203
Sunstone Hotel Investors, Inc.	4,265	69,434
Terreno Realty Corp.	3,155	109,226
UDR, Inc.	2,470	96,552
Urban Edge Properties	4,600	115,598
Ventas, Inc.	2,265	152,548
VEREIT, Inc.	8,385	69,679
Welltower, Inc.	1,910	140,175

5

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Weyerhaeuser Co.	201,587	$6,656,403

		28,295,033

Real Estate Management & Development - 0.0%##
Pakuwon Jati Tbk PT (Indonesia)[1]	2,374,945	126,508

Total Real Estate		28,421,541

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.5%
Iliad S.A. (France)[1]	1,060	262,958
Link Net Tbk PT (Indonesia)[1]	185,600	70,345
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	788,300	277,063
Zayo Group Holdings, Inc.*	285,260	9,353,676

		9,964,042

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	24,155	427,060
XL Axiata Tbk PT (Indonesia)*[1]	520,725	131,328

		558,388

Total Telecommunication Services		10,522,430

Utilities - 0.0%##
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	5,150	279,903

TOTAL COMMON STOCKS (Identified Cost $512,512,472)		580,553,742

CORPORATE BONDS - 4.2%

Non-Convertible Corporate Bonds - 4.2%
Consumer Discretionary - 0.5%
Auto Components - 0.1%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	365,000	389,537

Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	200,000	209,000
Century Communities, Inc.[2], 5.875%, 7/15/2025	95,000	95,238
Meritage Homes Corp.[2], 5.125%, 6/6/2027	90,000	91,238
NVR, Inc., 3.95%, 9/15/2022	375,000	393,895
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	130,000	133,250

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	70,000	$74,550
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	110,000	107,800

		1,104,971

Internet & Direct Marketing Retail - 0.1%
The Priceline Group, Inc., 3.60%, 6/1/2026	500,000	509,894

Media - 0.1%
Comcast Corp., 4.40%, 8/15/2035	250,000	271,007
CSC Holdings, LLC, 5.25%, 6/1/2024	135,000	140,198
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	120,000	126,000
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	200,000	213,250

		750,455

Multiline Retail - 0.0%##
Dollar General Corp., 3.25%, 4/15/2023	300,000	306,966

Total Consumer Discretionary		3,061,823

Consumer Staples - 0.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	315,000	493,690
PepsiCo, Inc., 3.10%, 7/17/2022	150,000	155,796

		649,486

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	170,000	167,025
CVS Health Corp., 3.50%, 7/20/2022	400,000	418,102

		585,127

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	90,000	92,907

Total Consumer Staples		1,327,520

Energy - 0.7%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[2], 8.00%, 5/1/2021	175,000	178,281
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	540,000	564,989

6

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM
SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	125,000	$117,812

		861,082

Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	500,000	517,147
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	170,000	194,650
Chevron Corp., 1.79%, 11/16/2018	300,000	301,239
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	280,000	300,366
Continental Resources, Inc., 3.80%, 6/1/2024	95,000	87,875
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	130,000	128,700
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	255,000	258,770
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	155,000	164,300
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	120,000	126,300
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	175,000	170,625
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	500,000	518,858
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.25%, 6/15/2025	95,000	93,100
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	225,000	254,452
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	120,000	126,938
SemGroup Corp.[2], 6.375%, 3/15/2025	120,000	118,800
Southwestern Energy Co., 6.70%, 1/23/2025	95,000	93,546
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	140,000	143,325
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	250,000	264,369

		3,863,360

Total Energy		4,724,442

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 1.1%
Banks - 0.5%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	400,000	$411,407
Bank of America Corp., 4.00%, 1/22/2025	400,000	412,120
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	200,000	250,801
Citigroup, Inc., 3.875%, 3/26/2025	500,000	506,238
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	290,000	297,027
JPMorgan Chase & Co.[4], 2.776%, 4/25/2023	520,000	522,376
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	491,000	510,808
Popular, Inc., 7.00%, 7/1/2019	250,000	263,750

		3,174,527

Capital Markets - 0.3%
The Goldman Sachs Group, Inc.[4], 2.80%, 11/29/2023	480,000	495,120
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	300,000	312,198
Morgan Stanley[4], 2.373%, 5/8/2024	400,000	402,607
Morgan Stanley, 5.00%, 11/24/2025	400,000	436,948

		1,646,873

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024	135,000	140,062

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	455,000	482,946
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	130,000	135,322
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	160,000	164,400
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	85,000	89,038

		871,706

Insurance - 0.2%
American International Group, Inc., 4.125%, 2/15/2024	400,000	425,224
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	555,000	597,475
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	200,000	222,750

		1,245,449

7

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	210,000	$214,725

Total Financials		7,293,342

Health Care - 0.2%
Biotechnology - 0.2%
AbbVie, Inc., 1.80%, 5/14/2018	300,000	300,439
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	210,000	206,850
Express Scripts Holding Co., 3.50%, 6/15/2024	380,000	388,902

		896,191

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	85,000	87,338

Health Care Providers & Services - 0.0%##
DaVita, Inc., 5.00%, 5/1/2025	95,000	96,406
LifePoint Health, Inc., 5.375%, 5/1/2024	135,000	140,751

		237,157

Pharmaceuticals - 0.0%##
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	185,000	33,300
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC [2], 5.625%, 10/15/2023	150,000	143,625

		176,925

Total Health Care		1,397,611

Industrials - 0.4%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	215,000	235,962

Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	145,000	149,712
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	85,000	89,301

		239,013

Building Products - 0.0%##
Airxcel, Inc.[2], 8.50%, 2/15/2022	130,000	137,800

Commercial Services & Supplies - 0.0%##
Covanta Holding Corp., 5.875%, 7/1/2025	140,000	136,675

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.1%
Fluor Corp., 3.50%, 12/15/2024	300,000	$311,640
Tutor Perini Corp.[2], 6.875%, 5/1/2025	125,000	134,375

		446,015

Industrial Conglomerates - 0.2%
General Electric Co.[4], 1.692%, 5/5/2026	575,000	562,235
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	500,000	512,962

		1,075,197

Machinery - 0.0%##
Meritor, Inc., 6.25%, 2/15/2024	130,000	137,150
Xerium Technologies, Inc., 9.50%, 8/15/2021	95,000	100,462

		237,612

Trading Companies & Distributors - 0.0%##
Aircastle Ltd., 5.50%, 2/15/2022	75,000	81,375
International Lease Finance Corp., 6.25%, 5/15/2019	90,000	96,505

		177,880

Total Industrials		2,686,154

Information Technology - 0.3%
Internet Software & Services - 0.1%
Activision Blizzard, Inc., 3.40%, 6/15/2027	520,000	520,713
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	130,000	138,450
VeriSign, Inc., 5.25%, 4/1/2025	85,000	90,525

		749,688

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	300,000	304,379
Visa, Inc., 2.80%, 12/14/2022	400,000	408,793

		713,172

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 3.00%, 5/20/2022	300,000	309,480

Total Information Technology		1,772,340

Materials - 0.4%
Chemicals - 0.1%
The Dow Chemical Co., 8.55%, 5/15/2019	200,000	223,378

8

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	110,000	$113,025
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	95,000	95,594

		431,997

Metals & Mining - 0.3%
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	475,000	507,182
Glencore Funding LLC (Switzerland)[2], 4.625%, 4/29/2024	470,000	498,200
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	75,000	79,664
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	205,150
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	280,000	288,199
Techniplas LLC[2], 10.00%, 5/1/2020	125,000	106,875

		1,685,270

Paper & Forest Products - 0.0%##
Domtar Corp., 4.40%, 4/1/2022	220,000	230,879

Total Materials		2,348,146

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITS) - 0.1%
American Tower Corp., 3.30%, 2/15/2021	500,000	514,744
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	200,000	215,227
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	100,000	102,214

Total Real Estate		832,185

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 3.90%, 8/14/2027	500,000	499,474
CenturyLink, Inc., 7.50%, 4/1/2024	85,000	92,331
Frontier Communications Corp., 11.00%, 9/15/2025	135,000	123,694
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	175,000	183,531
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	255,000	260,738
Verizon Communications, Inc., 4.125%, 3/16/2027	475,000	488,391

Total Telecommunication Services		1,648,159

	PRINCIPAL AMOUNT3 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	215,000	$228,437
NRG Yield Operating LLC, 5.00%, 9/15/2026	85,000	86,488

Total Utilities		314,925

TOTAL CORPORATE BONDS (Identified Cost $27,197,629)		27,406,647

MUTUAL FUNDS - 0.2%
Global X MSCI Argentina ETF	4,580	136,026
Global X MSCI Greece ETF	18,855	191,944
iShares MSCI Eurozone ETF	13,045	543,063
iShares MSCI South Korea Capped ETF	7,667	534,390

TOTAL MUTUAL FUNDS (Identified Cost $1,276,776)		1,405,423

U.S. TREASURY SECURITIES - 6.0%
U.S. Treasury Bonds - 1.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	2,530,000	3,598,925
U.S. Treasury Bond, 4.75%, 2/15/2037	4,100,000	5,427,535
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,781,667	1,690,766

TOTAL U.S. TREASURY BONDS (Identified Cost $10,994,228)		10,717,226

U.S. Treasury Notes - 4.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,703,448	1,709,841
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,728,240	1,721,545
U.S. Treasury Note, 1.25%, 7/31/2023	26,500,000	25,382,018

TOTAL U.S. TREASURY NOTES (Identified Cost $28,817,205)		28,813,404

TOTAL U.S. TREASURY SECURITIES (Identified Cost $39,811,433)		39,530,630

9

Investment Portfolio - July 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management[6], 0.91%, (Identified Cost $10,240,179)	10,240,179	$10,240,179

VALUE
TOTAL INVESTMENTS - 100.3% (Identified Cost $591,038,489)	$659,136,621
LIABILITIES, LESS OTHER ASSETS - (0.3%)	(1,874,831)

NET ASSETS - 100%	$657,261,790

ADR - American Depositary Receipt

ETF - Exchange- Traded Fund

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $8,483,735 or 1.3%, of the Series’ net assets as of July 31, 2017.

3Amount is stated in USD unless otherwise noted.

4The coupon rate is floating and is the effective rate as of July 31, 2017.

5The rate shown is a fixed rate as of July 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

6Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$591,956,437
Unrealized appreciation	87,841,905
Unrealized depreciation	(20,661,721)

Net unrealized appreciation	$67,180,184

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - July 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$73,735,004	$71,010,800	$2,724,204	$—
Consumer Staples	72,990,055	37,292,060	35,697,995	—
Energy	10,143,321	9,937,378	205,943	—
Financials	34,845,775	22,906,650	11,939,125	—
Health Care	122,700,110	111,838,374	10,861,736	—
Industrials	52,050,451	33,929,800	18,120,651	—
Information Technology	120,781,513	111,030,737	9,750,776	—
Materials	54,083,639	41,747,159	12,336,480	—
Real Estate	28,421,541	28,137,692	283,849	—
Telecommunication Services	10,522,430	9,780,736	741,694	—
Utilities	279,903	279,903	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	39,530,630	—	39,530,630	—
Corporate debt:
Consumer Discretionary	3,061,823	—	3,061,823	—
Consumer Staples	1,327,520	—	1,327,520	—
Energy	4,724,442	—	4,724,442	—
Financials	7,293,342	—	7,293,342	—
Health Care	1,397,611	—	1,397,611	—
Industrials	2,686,154	—	2,686,154	—
Information Technology	1,772,340	—	1,772,340	—
Materials	2,348,146	—	2,348,146	—
Real Estate	832,185	—	832,185	—
Telecommunication Services	1,648,159	—	1,648,159	—
Utilities	314,925	—	314,925	—
Mutual funds	11,645,602	11,645,602	—	—

Total assets	$659,136,621	$489,536,891	$169,599,730	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - July 31, 2017

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	8,234,763	$88,111,963

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $87,336,549)		88,111,963
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(22,488)

NET ASSETS - 100%		$88,089,475

*Less than (0.1%).

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$88,492,765
Unrealized appreciation	—
Unrealized depreciation	(380,802)

Net unrealized depreciation	$(380,802)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$88,111,963	$88,111,963	$—	$—

Total assets	$88,111,963	$88,111,963	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	173,667	$1,858,236
Manning & Napier Pro-Blend® Moderate Term Series - Class I	276,726	2,924,994

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9% (Identified Cost $4,589,789)		4,783,230
OTHER ASSETS, LESS LIABILITIES - 0.1%		4,515

NET ASSETS - 100%		$4,787,745

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$4,749,353
Unrealized appreciation	33,877
Unrealized depreciation	—

Net unrealized appreciation	$33,877

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$4,783,230	$4,783,230	$—	$—

Total assets	$4,783,230	$4,783,230	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,817,493	$18,393,024
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,531,685	100,749,907

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $113,327,156)		119,142,931
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(27,810)

NET ASSETS - 100%		$119,115,121

*Less than (0.1%).

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$119,582,722
Unrealized appreciation	—
Unrealized depreciation	(439,791)

Net unrealized depreciation	$(439,791)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$119,142,931	$119,142,931	$—	$—

Total assets	$119,142,931	$119,142,931	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,908,207	$19,311,057
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,178,690	12,458,752

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $30,189,215)		31,769,809
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(547)

NET ASSETS - 100%		$31,769,262

*Less than (0.1%).

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$32,233,736
Unrealized appreciation	—
Unrealized depreciation	(463,927)

Net unrealized depreciation	$(463,927)

Fair Value Information

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$31,769,809	$31,769,809	$—	$—

Total assets	$31,769,809	$31,769,809	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	11,352,268	$114,884,952
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,911,842	21,508,228

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $128,177,068)		136,393,180
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(34,836)

NET ASSETS - 100%		$136,358,344

*Less than (0.1%).

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$136,503,605
Unrealized appreciation	—
Unrealized depreciation	(110,425)

Net unrealized depreciation	$(110,425)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$136,393,180	$136,393,180	$—	$—

Total assets	$136,393,180	$136,393,180	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,202,251	$12,166,777
Manning & Napier Pro-Blend® Maximum Term Series - Class I	770,884	8,672,450

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $19,255,985)		20,839,227
OTHER ASSETS, LESS LIABILITIES - 0.0%*		1,218

NET ASSETS - 100%		$20,840,445

*Less than 0.1%.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$21,604,954
Unrealized appreciation	—
Unrealized depreciation	(765,727)

Net unrealized depreciation	$(765,727)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$20,839,227	$20,839,227	$—	$—

Total assets	$20,839,227	$20,839,227	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,652,495	$26,843,248
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,708,736	52,973,276

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $72,269,141)		79,816,524
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(20,484)

NET ASSETS - 100%		$79,796,040

*Less than (0.1%).

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$79,715,211
Unrealized appreciation	101,313
Unrealized depreciation	—

Net unrealized appreciation	$101,313

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$79,816,524	$79,816,524	$—	$—

Total assets	$79,816,524	$79,816,524	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	128,188	$1,297,261
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,106,563	12,448,837

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $12,495,718)		13,746,098
OTHER ASSETS, LESS LIABILITIES - 0.0%*		2,132

NET ASSETS - 100%		$13,748,230

*Less than 0.1%.

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$13,780,136
Unrealized appreciation	—
Unrealized depreciation	(34,038)

Net unrealized depreciation	$(34,038)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$13,746,098	$13,746,098	$—	$—

Total assets	$13,746,098	$13,746,098	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,969,250	$33,404,068

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $30,218,978)		33,404,068
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(3,748)

NET ASSETS - 100%		$33,400,320

*Less than (0.1%).

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$32,888,723
Unrealized appreciation	515,345
Unrealized depreciation	—

Net unrealized appreciation	$515,345

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$33,404,068	$33,404,068	$—	$—

Total assets	$33,404,068	$33,404,068	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	464,776	$5,228,732

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9% (Identified Cost $4,882,064)		5,228,732
OTHER ASSETS, LESS LIABILITIES - 0.1%		4,722

NET ASSETS - 100%		$5,233,454

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$5,291,509
Unrealized appreciation	—
Unrealized depreciation	(62,777)

Net unrealized depreciation	$(62,777)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$5,228,732	$5,228,732	$—	$—

Total assets	$5,228,732	$5,228,732	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.3%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	285,359	$3,210,291

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.3% (Identified Cost $2,874,337)		3,210,291
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(9,490)

NET ASSETS - 100%		$3,200,801

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,874,892
Unrealized appreciation	335,399
Unrealized depreciation	—

Net unrealized appreciation	$335,399

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$3,210,291	$3,210,291	$—	$—

Total assets	$3,210,291	$3,210,291	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2017

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%

Consumer Discretionary - 27.1%
Internet & Direct Marketing Retail - 3.4%
The Priceline Group, Inc.*	40	$81,140

Media - 5.6%
Discovery Communications, Inc. - Class A*	2,670	65,682
WPP plc (United Kingdom)[1]	3,320	67,707

		133,389

Multiline Retail - 3.3%
Dollar General Corp.	1,040	78,166

Specialty Retail - 7.1%
AutoZone, Inc.*	110	59,380
Fast Retailing Co. Ltd. (Japan)[1]	100	30,005
Kingfisher plc (United Kingdom)[1]	5,905	22,916
O’Reilly Automotive, Inc.*	285	58,225

		170,526

Textiles, Apparel & Luxury Goods - 7.7%
Kering (France)[1]	160	55,923
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	200	50,238
NIKE, Inc. - Class B	620	36,611
VF Corp.	645	40,113

		182,885

Total Consumer Discretionary		646,106

Consumer Staples - 17.6%
Beverages - 8.8%
Diageo plc (United Kingdom)[1]	2,415	77,997
PepsiCo, Inc.	505	58,888
Pernod Ricard S.A. (France)[1]	525	72,840

		209,725

Food Products - 0.9%
Nestle S.A. (Switzerland)[1]	260	21,946

Household Products - 1.9%
Kimberly-Clark Corp.	355	43,722

Personal Products - 6.0%
Beiersdorf AG (Germany)[1]	330	36,214
Kao Corp. (Japan)[1]	600	36,531
L’Oreal S.A. (France)[1]	220	45,580
Unilever N.V. (United Kingdom)[1]	430	25,059

		143,384

Total Consumer Staples		418,777

1

Investment Portfolio - July 31, 2017

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 2.5%
Capital Markets - 2.5%
The Charles Schwab Corp.	1,405	$60,275

Health Care - 20.5%
Health Care Equipment & Supplies - 2.3%
Medtronic plc	650	54,581

Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	520	48,786
Express Scripts Holding Co.*	1,130	70,783
McKesson Corp.	310	50,180

		169,749

Pharmaceuticals - 11.1%
Allergan plc	250	63,083
Johnson & Johnson	170	22,562
Novartis AG (Switzerland)[1]	780	66,439
Perrigo Co. plc	645	48,323
Roche Holding AG (Switzerland)[1]	250	63,292

		263,699

Total Health Care		488,029

Industrials - 11.6%
Machinery - 1.3%
Flowserve Corp.	775	31,876

Professional Services - 6.5%
Experian plc (United Kingdom)[1]	2,865	56,917
Nielsen Holdings plc	2,255	96,987

		153,904

Road & Rail - 2.0%
Central Japan Railway Co. (Japan)[1]	300	48,278

Trading Companies & Distributors - 1.8%
W.W. Grainger, Inc.	255	42,519

Total Industrials		276,577

Information Technology - 15.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,830	57,553

Internet Software & Services - 2.5%
VeriSign, Inc.*	590	59,690

IT Services - 4.4%
MasterCard, Inc. - Class A	410	52,398
Visa, Inc. - Class A	530	52,767

		105,165

2

Investment Portfolio - July 31, 2017

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 5.8%
Microsoft Corp.	790	$57,433
Oracle Corp	1,145	57,170
SAP SE (Germany)[1]	220	23,295

		137,898

Total Information Technology		360,306

Materials - 0.9%
Chemicals - 0.9%
Givaudan S.A. (Switzerland)[1]	10	19,896

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
BT Group plc (United Kingdom)[1]	6,525	27,002
Singapore Telecommunications Ltd. (Singapore)[1]	16,880	49,412

		76,414

TOTAL COMMON STOCKS
(Identified Cost $2,127,507)		2,346,380

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management[2], 0.91%
(Identified Cost $45,038)	45,038	45,038

TOTAL INVESTMENTS - 100.4%
(Identified Cost $2,172,545)		2,391,418
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(10,183)

NET ASSETS - 100%		$2,381,235

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - July 31, 2017

(unaudited)

Federal Tax Information:

On July 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,192,278
Unrealized appreciation	272,252
Unrealized depreciation	(73,112)

Net unrealized appreciation	$199,140

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$646,106	$419,317	$226,789	$—
Consumer Staples	418,777	102,610	316,167	—
Financials	60,275	60,275	—	—
Health Care	488,029	358,298	129,731	—
Industrials	276,577	171,382	105,195	—
Information Technology	360,306	337,011	23,295	—
Materials	19,896	—	19,896	—
Telecommunication Services	76,414	—	76,414	—
Mutual fund	45,038	45,038	—	—

Total assets	$2,391,418	$1,493,931	$897,487	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or July 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2:  CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)  During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

    /s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 9/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 9/13/2017

    /s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 9/13/2017